Registration No. 811-02753
Registration No. 2-59353
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☐
Post-Effective Amendment No.	59	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☐
Amendment No.	59	☒

(Check appropriate box or boxes)

SBL FUND
(Exact Name of Registrant as Specified in Charter)

ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
(Address of Principal Executive Offices/Zip Code)

Registrant’s Telephone Number, including area code:
(785) 438-3000

Copies To:
Richard M. Goldman, President SBL Fund One Security Benefit Place Topeka, KS 66636-0001 (Name and address of Agent for Service)	Amy J. Lee, Secretary SBL Fund One Security Benefit Place Topeka, KS 66636-0001

Approximate date of proposed public offering: April 29, 2011

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on pursuant to paragraph (b) of Rule 485
☒	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Rydex | SGI Variable Funds PROSPECTUS

[April 29], 2011

Series D (MSCI EAFE Equal Weight Series)

The U.S. Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

This prospectus should be read in conjunction with the separate account’s prospectus describing the variable insurance contract. Please read both prospectuses and retain them for future reference.

www.securitybenefit.com
Rydex Distributors, LLC, Security Distributors, Inc.

Table of Contents

Series Summary	3
Series D (MSCI EAFE Equal Weight Series)	3

Additional Information Regarding Investment Objective	7

Descriptions of Principal Risks	7

Portfolio Holdings	10

Investment Manager	10
Management Fees	10
Other Fees	10
Portfolio Managers	10

Purchase and Redemption of Shares	11
Revenue Sharing Payments	11
Market Timing/Short-Term Trading	12

Distributions and Federal Income Tax Considerations	13

Determination of Net Asset Value	13

General Information	14
Contractowner Inquiries	14

Financial Highlights	14

Index Publisher Information	16

2

Series Summary

Series D (MSCI EAFE Equal Weight Series)

Investment Objective — Series D (MSCI EAFE Equal Weight Series) (the “Series”) seeks performance that corresponds, before fees and expenses, to the price and yield performance of the MSCI EAFE Equal Weighted Index (the “Underlying Index”).

Fees and Expenses of the Series — This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. The Series is available only through the purchase of such products. If such fees and expenses were reflected, the overall expenses would be higher.
Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Annual Operating Expenses* (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.70%
Other expenses	0.35%
Acquired fund fees and expenses	0.01%
Total annual fund operating expenses	1.06%
The expense information has been restated to reflect current fees

Example. This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$108	$337	$585	$1,294

Portfolio Turnover. The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 283% of the average value of its portfolio.

Principal Investment Strategies — The Series uses a passive management strategy, known as “representative sampling,” to track the performance of the Underlying Index. “Representative sampling” refers to an indexing strategy that generally involves investing in a representative sample of securities or financial instruments, primarily consisting of American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), that have an investment profile similar to the Underlying Index and some, but not all, of the component securities of the Underlying Index. This technique involves the use of risk management and quantitative stock picking strategies. Under normal circumstances, the Series will invest at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities included in the Underlying Index. The Series may hold up to 20% of its assets in securities not included in or representative of the Underlying Index. The Advisor expects that, over time, if the Series has sufficient assets, the correlation between the Series’ performance, before fees and expenses, and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation. However, fees and expenses incurred by

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the Series as well as the size and frequency of cash flows into and out of the Series as well as other factors will cause differences in performance, usually making it harder for the Series to correlate to the Underlying Index.

The MSCI EAFE Equal Weighted Index is an unmanaged equal-weighted version of the MSCI EAFE Index, which means that each security included in the index has the same weight on each rebalancing date and then fluctuates based on the performance of the security until weights are reset equally on the next rebalancing date. The MSCI EAFE Equal Weighted Index is generally rebalanced quarterly. The Series’ investments will be weighted and rebalanced in accordance with the MSCI EAFE Equal Weighted Index. The MSCI EAFE Index (Europe, Australasia, Far East) is an index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. As of May 27, 2010, the MSCI EAFE Index consisted of separate sub-indices representing the following 22 developed market countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom, with capitalizations ranging from $255.8 million to $202.1 billion as of June 30, 2010. Both Indices are denominated in U.S. Dollars.

Principal Risks — The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Capitalization Securities Risk. The Series’ Underlying Index may be composed primarily of, or have significant exposure to, securities in a particular capitalization range, e.g., large-, mid- or small-cap securities. As a result, the Series may be subject to the risk that the pre-dominate capitalization range represented in the Underlying Index may underperform other segments of the equity market or the equity market as a whole.

Currency Risk. Indirect and direct exposure to foreign currencies subjects the Series to the risk that those currencies will decline in value relative to the U.S. Dollar, which would cause a decline in the U.S. value of the holdings of the Series. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political, economic and tax developments in the U.S. or abroad.

Depositary Receipt Risk. The Series may hold the securities of non-U.S. companies in the form of ADRs and GDRs. The underlying securities of the ADRs and GDRs in the Series’ portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Series’ portfolio. In addition, the value of the securities underlying the ADRs and GDRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Foreign Securities Risk. Foreign securities carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Geographic Focus Risk. To the extent that the Series’ investments are focused in a particular country or region, the Series will be susceptible to loss due to adverse market, political, regulatory, and geographic events affecting that country or region. The Series’ exposure generally will be focused on a particular country or region to the same extent as the Underlying Index. The Series has focused investment exposure to the regions listed below.

Australasia and Asia. While certain Australasian and Asian economies are exemplars of growth and development others have been and continue to be subject, to some extent, to over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, reliance on exports and economic cycles.

Europe. The European economy is diverse and includes both large, competitive economies and smaller, struggling economies. The European economy is vulnerable to decreasing imports or exports, changes in governmental regulations on trade, changes in the exchange rate of the euro, debt levels and recessions in EU economies.

Liquidity Risk. Some of the Series’ investments may become less liquid as a result of market developments or adverse investor perception.

Market Risk. The market value of the securities held by the Series may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

Non-Correlation Risk. The performance of the Series is unlikely to exactly match or correlate that of the Underlying Index, either on a daily basis or over a longer period of time. Factors such as Series expenses, imperfect correlation between the Series’ investments and those of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, and high portfolio turnover rate all contribute to imperfect correlation. This causes the Series’ performance to be less than you expect. In addition, the Series’ risk

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management and quantitative investing strategies may not work as expected, causing the performance of the Series to be less than that of a more classic index fund.

Performance Information* — The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series’ share performance from year to year and by showing how the Series’ average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower. Shares of the Series are available only through the purchase of such products.

Highest Quarter Return
2Q 2003	21.43%

Lowest Quarter Return
3Q 2001	-18.24%

Average Annual Total Returns (For the periods ended December 31, 2010)
	1 Year	5 Years	10 Years
Series D	19.73%	1.36%	2.50%
MSCI World Index (reflects no deductions for fees, expenses, or taxes)	29.99%	2.01%	-0.24%
Performance was achieved when the Series had a different investment objective and used different investment strategies.

Management of the Series —

Investment Manager. Security Investors, LLC (the “Advisor”) serves as the investment manager of the Series.

Portfolio Managers. Michael P. Byrum, Michael J. Dellapa and Ryan A. Harder are primarily responsible for the day-to-day management of the Series, and each holds the title “Portfolio Manager” with the Advisor; [they have co-managed the Series since April, 2011].

Purchase and Sale of Series’ Shares — Shares of the Series are purchased primarily by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. Investors do not deal directly with the Series to purchase and redeem shares. Please refer to the prospectus for the variable annuity or variable life insurance contract for information on the allocation of premiums and transfers of accumulated value.

Tax Information — Shares of the Series are owned by the insurance companies offering the variable annuity or variable life insurance contract. Please see the prospectus for the variable annuity or variable life insurance contract for information regarding the federal income tax treatment of the insurance contract.

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Payments to Insurance Companies and Other Financial Intermediaries — The Series and its related companies may pay financial intermediaries and financial representatives for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the financial intermediary or financial representative to recommend a variable annuity or variable life insurance contract and the Series over another investment. Ask your financial intermediary or financial representative or visit your financial intermediary’s website for more information.

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Additional Information Regarding Investment Objective

The Board of Directors may change the Series’ investment objective and strategies at any time without shareholder approval. Because the Series’ name suggests a specific type of investment, the Series will provide written notice to shareholders prior to, or concurrent with, any such change as required by applicable law. Should the Series change its policy of investing at least 80% of its net assets in the type of investment suggested by its name, the Series will provide shareholders at least 60 days’ notice prior to making the change. As with any investment, there can be no guarantee the Series will achieve its investment objective.

The Series may, from time to time, take temporary defensive positions that are inconsistent with the Series’ principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. For example, the Series may invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities or repurchase agreements. Although the Series would do this only in seeking to avoid losses, the Series may be unable to pursue its investment objective at that time, and it could reduce the benefit to the Series from any upswing in the market.

The Series’ holdings of certain types of investments cannot exceed a maximum percentage of net assets. These percentage limitations are set forth in this Prospectus and/or the statement of additional information. While the percentage limitations provide a useful level of detail about a Series’ investment program, they should not be viewed as an accurate gauge of the potential risk of the investment. The net effect of a particular investment depends on its volatility and the size of its overall return or risk profile in relation to the performance of the Series’ other investments. In seeking to meet its investment objective, the Series may invest in other types of securities or instruments whose investment characteristics are consistent with the Series’ investment program. Investors should be aware that the investments made by the Series and the results achieved by the Series at any given time are not expected to be the same as those made by other mutual funds for which the Advisor acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Series.

The Series is subject to certain investment policy limitations referred to as “fundamental policies.” The full text of the Series’ fundamental policies is included in the statement of additional information.

Descriptions of Principal Risks

Additional information on the principal risks of the Series is described below. Although the Series will not generally trade for short-term profits, circumstances may warrant a sale without regard to the length of time a security was held. A high turnover rate may increase transaction costs, which decreases the value of investments and may result in additional taxable gains. In seeking to meet its investment objective, the Series’ assets may be invested in any type of security or instrument whose investment characteristics are consistent with the Series’ investment program.

In addition, investors should note that, to the extent authorized by law, the Series reserves the right to discontinue offering shares at any time, to merge or reorganize itself or a class of shares, or to cease operations and liquidate at any time.

Capitalization Securities Risk — The Series’ Underlying Index may be composed primarily of, or have significant exposure to, securities in a particular capitalization range, e.g., large-, mid- or small-cap securities. As a result, the Series may be subject to the risk that the pre-dominate capitalization range represented in the Underlying Index may underperform other segments of the equity market or the equity market as a whole. In addition, in comparison to securities of companies with larger capitalizations, securities of small and medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small and medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends.

Currency Risk — The Series’ indirect and direct exposure to foreign currencies subjects the Series to the risk that those currencies will decline in value relative to the U.S. Dollar, which would cause a decline in the U.S. value of the holdings of the Series. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political, economic and tax developments in the U.S. or abroad. While the Series may engage in currency hedging transactions, it generally does not intend to do so.

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Depositary Receipt Risk — The Series may hold the securities of non-U.S. companies in the form of ADRs and GDRs. ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange, such as the New York Stock Exchange. The Series will primarily invest in sponsored ADRs, which are issued with the support of the issuer of the foreign stock underlying the ADRs and carry all of the rights of common shares, including voting rights. GDRs are similar to ADRs, but may be issued in bearer form and are typically offered for sale globally and held by a foreign branch of an international bank. The underlying securities of the ADRs and GDRs in the Series’ portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Series’ portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs and GDRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs and GDRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Series. The Series’ investment exposure to the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

Equity Securities Risk — Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company’s financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company. The Series may lose a substantial part, or even all, of its investment in a company’s stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk — Investing in foreign investments, including investing in foreign securities through American Depository Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), involves certain special risks, including but not limited to: (i) unfavorable changes in currency exchange rates; (ii) adverse political and economic developments; (iii) unreliable or untimely information; (iv) limited legal recourse; (v) limited markets; (vi) higher operational expenses; and (vii) illiquidity. These risks may even be higher in underdeveloped markets. The Series considers a security to be a foreign security if the issuer is organized under the laws of a foreign country or is a foreign government, or a sub-division or agency of such government, or the security is traded in markets outside the United States.

Foreign investments are normally issued and traded in foreign currencies. As a result, their values may be affected by changes in the exchange rates between particular foreign currencies and the U.S. dollar. Foreign investments may be subject to the risks of seizure by a foreign government, imposition of restrictions on the exchange or transport of foreign currency, and tax increases. There may also be less information publicly available about a foreign company than about most U.S. companies, and foreign companies are usually not subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The legal remedies for investors in foreign investments may be more limited than those available in the United States. Certain foreign investments may be less liquid (harder to buy and sell) and more volatile than domestic investments, which means the Series may at times be unable to sell its foreign investments at desirable prices. For the same reason, the Series may at times find it difficult to value its foreign investments. Brokerage commissions and other fees are generally higher for foreign investments than for domestic investments. The procedures and rules for settling foreign transactions may also involve delays in payment, delivery or recovery of money or investments. Foreign withholding taxes may reduce the amount of income available to distribute to shareholders of the Series.

Geographic Focus Risk — Series that are less diversified across countries or geographic regions are generally riskier than more geographically diversified series. A series that focuses on a single country or a specific region is more exposed to that country's or region's economic cycles, currency exchange rates, stock market valuations and political risks (including defense concerns), among others, compared with a more geographically diversified series.

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The economies and financial markets of certain regions, such as Asia or Eastern Europe, can be interdependent and may be adversely affected by the same events.

Australasia and Asia. Certain Australasian or Asian economies have experienced over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, reliance on exports and economic cycles. Economic events in any one country can have a significant economic effect on the entire region as well as on major trading partners.

Europe. The European economy is diverse and includes both large, competitive economies and smaller, struggling economies. As a whole, the European Union is the wealthiest and largest economy in the world. The Economic and Monetary Union of the European Union (the "EU") requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental regulations on trade, changes in the exchange rate of the euro, debt levels and recessions in EU economies may have a significant adverse effect on the economies of EU member countries and their trading partners.

Liquidity Risk — Investments are subject to liquidity risks when they are difficult to purchase or sell. Investments in illiquid securities may reduce the returns of the Series because it may be unable to sell the illiquid securities at an advantageous time or price.

Market Risk — Most securities fluctuate in price, and equity prices tend to fluctuate more dramatically over the shorter term than do the prices of other asset classes. These movements may result from factors affecting individual companies, or from broader influences like changes in interest rates, market conditions, investor confidence or changes in economic, political or financial market conditions. Volatility of financial markets can expose the Series to greater market risk, possibly resulting in greater liquidity risk. Market conditions also may lead to increased regulation of the Series and the instruments in which the Series may invest, which may, in turn, affect the Series’ ability to pursue its investment objective and the Series’ performance.

Non-Correlation Risk — The performance of the Series is unlikely to exactly match or correlate to that of the Underlying Index, either on a daily basis or over a longer period of time. There are a number of factors that contribute to non-correlation, such as Series expenses, imperfect correlation between the Series’ investments and those of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, and high portfolio turnover rate. In addition, since the Underlying Index is not subject to the diversification requirements to which the Series must adhere, the Series may be required to deviate its investments from the securities and weightings of the Underlying Index. Also, the Series may not invest in certain securities included in the Underlying Index due to liquidity or other constraints. Liquidity constraints may delay purchase or sale of securities included in the Underlying Index. Finally, the Series may not be fully invested at times, either as a result of cash flows into the Series or reserves of cash held by the Series to meet redemptions and expenses. Non-correlation causes the Series’ performance to be less than you expect.

Passive Investment Risk — The Series is not actively "managed," in the traditional sense. Therefore, unless a specific security is removed from the Underlying Index, or its weight in the index is changed as will be the case with the Underlying Index, the Series generally would not sell a security because the security's issuer was in financial trouble. If a specific security is removed from the Underlying Index, the Series may be forced to sell such security at an inopportune time or for a price other than the security's current market value. An investment in the Series involves risks similar to those of investing in any equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. The value of Series shares likely will decline, more or less, in correspondence with any decline in value of the Underlying Index. The Underlying Index may not contain the appropriate mix of securities for any particular economic cycle, and the timing of movements from one type of security to another in seeking to replicate the Underlying Index could have a negative effect on the Series. Unlike with a more traditional actively managed series, the Advisor does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. In addition, the Series’ risk management or quantitative strategies may not work as expected. This means that, based on market and economic conditions, the Series’ performance could be lower than other types of mutual funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline, or even lower than more classic index funds.

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Portfolio Holdings

A description of the Series’ policies and procedures with respect to the disclosure of the Series’ underlying portfolio securities is available in the Series’ Statement of Additional Information and on its website at www.securitybenefit.com/#983. In addition, investors should note that a complete list of the Series’ month-end portfolio holdings will be available on its website generally within one to two days after the end of each calendar month. Such information will remain online for four months or as otherwise required by law.

Investment Manager

Security Investors, LLC (the “Advisor”), 5801 SW 6th Avenue, Topeka, Kansas 66636, serves as investment adviser to the Series. On December 31, 2010, the aggregate assets under the investment management of the Advisor were approximately $[    ] billion. The Advisor makes investment decisions for the assets of the Series and continuously reviews, supervises and administers the Series’ investment program.

Management Fees — The aggregate investment management fees paid by the Series to the Advisor during the last fiscal year amounted to 1.00% of the Series’ average net assets over the period. However, effective as of [April 29], 2011, the management fee rate has been reduced to 0.70% of average net assets on an annual basis.

The Advisor may voluntarily waive some or all of its management fee to limit the total operating expenses of the Series to a specified level. The Advisor also may reimburse expenses of the Series from time to time to help it maintain competitive expense ratios. These arrangements are voluntary, so they may be terminated at any time. The fees without waivers or reimbursements are shown in the fee table in the Series’ summary section.

Other Fees — The Series pays a sub-licensing fee for the use of the Underlying Index and use of the Underlying Index’s name that will amount to $50,000 for the year ending December 31, 2011 and will amount to 0.05% annually of the average net assets of the Series thereafter. The Series may be required to discontinue its use of the Underlying Index and to change its investment strategies if the related licensing agreements are terminated.

Portfolio Managers — The following Portfolio Managers of the Advisor oversee the day-to-day operations of the Series:

Michael P. Byrum, Portfolio Manager of the Advisor, has co-managed the Series since [April, 2011] and a portion of Series Z (Alpha Opportunity Series), another series managed by the Advisor, since May 2010. Mr. Byrum has been a Senior Vice President of the Advisor since 2010. He previously was the President and Chief Investment Officer of Rydex Investments (the business name of Rydex Advisors, LLC and Rydex Advisors II, LLC, and affiliates of the Advisor, which merged with and into the Advisor as of January 2011), and has been associated with Rydex Investments since it was founded in 1993. He is Portfolio Manager for the Rydex Series Funds, Rydex Dynamic Funds, Rydex ETF Trust, and Rydex Variable Trust. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University in Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts.

Michael J. Dellapa, Portfolio Manager of the Advisor, has co-managed the Series since [April, 2011] and a portion of Series Z (Alpha Opportunity Series), another series managed by the Advisor, since May 2010. Mr. Dellapa has been associated with Rydex Investments (the business name of Rydex Advisors, LLC and Rydex Advisors II, LLC, and affiliates of the Advisor, which merged with and into the Advisor as of January 2011) since 2000. He is Portfolio Manager for the Rydex Series Funds, Rydex Dynamic Funds, Rydex ETF Trust, and Rydex Variable Trust. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago.

The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of shares of the Series.

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Purchase and Redemption of Shares

Security Benefit Life Insurance Company (“SBL”) and SBL’s affiliated life insurance company as well as unaffiliated life insurance companies purchase shares of the Series for their variable annuity and variable life insurance separate accounts. Investors purchasing shares of the Series through variable life insurance or variable annuity products do not deal directly with the Series to purchase and redeem shares. Please refer to the prospectus of the variable life insurance or variable annuity product for information on the allocation of premiums and on transfers. The insurance companies buy and sell shares of the Series at the net asset value per share (NAV) next determined after receipt and acceptance of an order to buy or receipt of an order to sell by the Series or its agents. The Series reserves the right to reject or refuse, in its discretion, any order for the purchase of its shares, in whole or in part. Orders by a fund of funds for which the Advisor or an affiliate serves as investment manager will be treated as received by the Series at the same time that the corresponding orders are received in proper form by the fund of funds. The Series’ NAV is generally calculated as of the close of trading on every day the NYSE is open (usually 4:00 p.m. Eastern Standard Time).

The Series offers certain qualified retirement plan investors the option to submit purchase orders through a financial intermediary or to send purchase orders by mail and send purchase proceeds by check, wire transfer or ACH. The Series does not accept cash or cash equivalents (such as traveler’s checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks), cashier’s checks, or bank checks. The Series reserves the right to refuse other payment instruments if, in the sole discretion of SBL Fund management, it is deemed to be in the best interests of the Series. Retirement contributions will be coded for the year in which they are received unless otherwise instructed in writing at the time of the contribution.

The Series may suspend the right of redemption during any period when trading on the NYSE is restricted or the NYSE is closed for other than weekends or holidays, or any emergency is deemed to exist by the Securities and Exchange Commission (“SEC”). To the extent authorized by law, the Series reserves the right to discontinue offering shares at any time, to reorganize, or to cease operations entirely.

The Series intends to pay redemption proceeds in cash; however, under unusual conditions that make payment in cash disadvantageous to the Series, the Series reserves the right to pay all, or part, of the redemption proceeds in liquid securities with a market value equal to the redemption price (“redemption in kind”). In the event of a redemption in kind of portfolio securities of the Series, it would be the responsibility of the shareholder to dispose of the securities. The shareholder would be at risk that the value of the securities would decline prior to their sale, that it would be difficult to sell the securities, and that brokerage fees could be incurred.

Revenue Sharing Payments — SBL and/or its affiliates may participate in arrangements whereby they compensate, out of their own resources and at no additional cost to the Series or the Series’ shareholders, financial representatives who sell SBL’s variable annuity products that invest in SBL Fund. Such payments, commonly referred to as “revenue sharing,” do not increase the Series’ expenses and are not reflected in the fees and expenses listed in the expense tables of this prospectus. Such compensation may be paid to intermediaries for (without limitation) marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Such compensation may also be paid to intermediaries for inclusion of the Series on a sales list, including a preferred or select sales list, or in other sales programs. Revenue sharing may also be paid to intermediaries that provide services to the Series or to shareholders, including (without limitation) shareholder servicing, sub-administration or sub-transfer agency services. The compensation received by such financial representatives via these payments may be more or less than the overall compensation received by the intermediaries in connection with the sale of other investment products and may influence the products offered or recommended by the intermediary. Additional information about these arrangements is provided in the prospectus of the variable life insurance or variable annuity product or through a financial representative and in the Statement of Additional Information. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your sales person to recommend the Series over another investment. Shareholders should inquire of an intermediary how the intermediary will be compensated for investments made in the Series.

11

Market Timing/Short-Term Trading — The Series is not suitable for purchase by active investors. The Series is intended for long-term investment purposes only and discourages shareholders from engaging in “market timing” or other types of excessive short-term trading. If you wish to engage in such practices, we request that you do not purchase shares of the Series. This frequent trading into and out of the Series may present risks to the Series’ long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Series’ investment strategies, triggering the recognition of taxable gains and losses on the sale of Series investments, requiring the Series to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. The Series does not accommodate frequent purchases and redemptions. Consequently, the Board of Directors has adopted policies and procedures designed to prevent frequent purchases and redemptions of shares of the Series.

For purposes of applying the Series’ policies, the Advisor may consider the trading history of accounts under common ownership or control. In addition, the Series reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Advisor reasonably believes that the trading activity would be harmful or disruptive to the Series. Under the Series’ policies, two “round trip transfers” within a 90-day period may indicate market timing. If such activity is detected, a letter is mailed to the shareholder (or his or her insurance company), with a warning that another round trip transfer request will result in the shareholder being prevented from making additional transfers for a 90-day period. If a third round trip transfer is attempted within the same 90-day period, the shareholder will be notified that activity in that account is restricted for a 90-day period. Further, if the Advisor detects activities in the Series that may not be identified through the normal monitoring process, it will complete an ad-hoc analysis to identify whether the activity is detrimental to the Series.

In its sole discretion, the Series may revise its market timing procedures at any time without prior notice as it deems necessary or appropriate, including changing the criteria for monitoring market timing and other harmful trading (including without limitation, imposing dollar or percentage limits on transfers). For purposes of applying the criteria used to detect potential market timing and other potentially harmful trading activity, the insurance company on behalf of the Series may aggregate transfers made in two or more variable insurance contracts that the insurance company believes are connected (for example, two contracts with the same owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

Transactions accepted by an insurance company in violation of the market timing/short-term trading policies and procedures are not deemed accepted by the Series and may be cancelled or revoked by the Series by the close of business on the next business day following receipt. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Series will occur, particularly with respect to trades placed by shareholders that invest in the Series through omnibus accounts maintained by insurance companies. The Series’ access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. In addition, because the Series is sold primarily, directly and indirectly, through variable annuity and variable life insurance products, the Series expects that all shares of the Series will be owned, directly and indirectly, on an omnibus level by various insurance companies sponsoring such products on behalf of contract owners. As a result, the Series' ability to prevent frequent trading of the Series will be solely dependent on the ability and willingness of the various insurance companies to assist in its prevention. In addition, the terms of an insurance company’s variable insurance contract may also limit the insurance company’s ability to restrict or deter harmful trading. Furthermore, the identification of contract owners determined to engage in harmful trading activity involves judgments that are inherently subjective. As a result, the Series cannot assure that its policies will be enforced with regard to shares held through such omnibus arrangements (which may represent a majority of the Series’ shares), and as a result frequent trading could adversely affect the Series and its long-term shareholders as discussed above.

Investors should also review the prospectus that describes the variable contracts that they are purchasing to learn more about the policies and procedures used by insurance companies to detect and deter frequent trading.

The Series reserves the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Series management, it is deemed to be in the best interests of the Series or in cases where the Series is requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Series is required to withhold such proceeds.

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Distributions and Federal Income Tax Considerations

The Series pays dividends from its net investment income and distributes any net capital gains that it has realized, at least annually. Such dividends and distributions will be reinvested in additional shares of the Series.

The Series intends to qualify and to elect to be taxed as a “regulated investment company” under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (Code), including requirements with respect to diversification of assets, distribution of income, and sources of income. If the Series qualifies as a “regulated investment company” and complies with the appropriate provisions of the Code, the Series will not be liable for federal income tax on income it distributes. The Series also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for variable annuity and variable life insurance contract so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from the Series to the insurance company’s separate accounts.

Since you may purchase shares of the Series only indirectly through the purchase of a variable annuity or variable life insurance contract issued by Security Benefit Life Insurance Company or its affiliated life insurance company, no discussion is included here as to the federal income tax consequences at the Series’ shareholder level. For information concerning the federal income tax consequences to you as the purchaser of a variable annuity or variable life insurance contract based on the Series, see the prospectus for such variable annuity or variable life insurance contract. See the Statement of Additional Information for more information on taxes.

Determination of Net Asset Value

The NAV of the Series is computed as of the close of regular trading hours on the NYSE (normally 4:00 p.m. Eastern Standard Time) on days when the NYSE is open. The Exchange is open Monday through Friday, except on observation of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Foreign securities are valued based on quotations from the primary market in which they are traded and are converted from the local currency into U.S. dollars using current exchange rates. Foreign securities may trade in their primary markets on weekends or other days when the Series does not price its shares. Therefore, the NAV of the Series may change on days when shareholders will not be able to buy or sell shares of the Series.

Portfolio securities and other investments are generally valued at market value when market quotations are readily available. Securities traded on a domestic securities exchange are valued at the last sale price on that exchange on the day the valuation is made, provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sale is reported, the last current bid price is used. Securities traded over-the-counter are valued at the last current bid price. Market quotations for securities prices may be obtained from automated pricing services. Investments in securities maturing in 60 days or less may be valued at amortized cost.

When a market quotation for a security is not readily available (which may include closing prices deemed to be unreliable because of the occurrence of a subsequent event), the Advisor, in good faith, establishes a fair value for the security in accordance with the valuation procedures applicable to the Series. The types of securities for which such fair value pricing may be required include, but are not limited to: foreign securities, where a significant event occurs after the close of the foreign market on which such security principally trades, but before the close of the NYSE, that is likely to have changed the value of such security, or the closing value is otherwise deemed unreliable; securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed-income securities that have gone into default and for which there is no current market value quotation; and securities that are restricted as to transfer or resale.

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service with the goal of accurately reflecting the current value of the Series’ portfolio holdings in the Series’ net asset value per share. There can be no assurance that the Series could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Series determines its net asset value per share.

For further information about valuation of investments, see the Statement of Additional Information.

13

General Information

Contractowner Inquiries — If you have questions concerning your account or wish to obtain additional information, you may write to SBL Fund, One Security Benefit Place, Topeka, Kansas 66636-0001, or call (785) 438-3000 or 1-800-888-2461. Client requests for historical account transcripts or the retrieval of a significant amount of documentation may be honored to the extent that those records are readily available. The Series reserves the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources.

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Series during the past five years. Certain information reflects financial results for a single Series share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Series assuming reinvestment of all dividends and distributions. The total returns do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased and, if such fees and expenses were reflected, the total returns would be lower. This information for the fiscal years ended December 31 has been derived from financial statements and financial highlights that have been audited by [       ], whose report, along with the Fund’s financial statements, are included in its annual report, which is available upon request.

SERIES D (MSCI EAFE Equal Weight Series)

Fiscal period ended December 31

	2009(c)	2008(b)(c)(e)	2007(c)(d)	2006(c)	2005(c)
Net asset value beginning of period	$ 7.40	$ 12.01	$ 11.03	$ 9.40	$ 8.28
Income from Investment Operations:
Net investment income	0.09	0.11	0.08	0.03	0.03
Net gain (loss) on securities (realized and unrealized)	1.37	(4.72)	0.90	1.60	1.09
Total from investment operations	1.46	(4.61)	0.98	1.63	1.12
Less Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from realized gains)	—	—	—	—	—
Return of capital	—	—	—	—	—
Total distributions	—	—	—	—	—
Net asset value end of period	$ 8.86	$ 7.40	$ 12.01	$ 11.03	$ 9.40
Total return(a)	19.73%	(38.38)%	8.88%	17.34%	13.53%
Net assets end of period (thousands)	$ 270,081	$ 275,965	$ 550,177	$ 571,006	$ 516,213
Ratio of expenses to average net assets	1.27%	1.26%	1.26%	1.24%	1.24%
Ratio of net investment income (loss) to average net assets	1.12%	1.09%	0.67%	0.32%	0.30%
Portfolio turnover rate	317%	302%	115%	23%	33%

14

(a)
Total return does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. If such expenses were reflected, the total return would be lower. Shares of a series of SBL Fund are available only through the purchase of such products.

(b)	Expense ratios are calculated without reducation for custodian fees earnings credits and marketing fees paid indirectly. Expense ratios with such reductions were as follows:

		2010	2009	2008	2007	2006
	Series D		—	1.25%	—	—

(c)	Net investment income (loss) was computed using average shares outstanding throughout the period.

(d)
OppenheimerFunds, Inc. was engaged to provide investment advisory services to 100% of Series D from November 1, 1998 to August 1, 2007. Effective August 1, 2007, Security Global Investors, LLC was engaged to manage 50% of Series D's assets. Effective May 1, 2008, OppenheimerFunds, Inc. no longer provided investment advisory services to Series D's assets, and Security Global Investors, LLC managed 100% of Series D.

(e)	Significant variation is the portfolio turnover rate is due to the re-alignment of the Series' portfolio following the appointment of Security Global Investors, LLC as sub-adviser.

15

Index Publisher Information

MSCI

THE SERIES IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY THE SERIES. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE SERIES OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE SERIES PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE SERIES OR THE ISSUER OR OWNERS OF THE SERIES OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE SERIES OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE SERIES TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE SERIES IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE SERIES OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE SERIES.
ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE SERIES, OWNERS OF THE SERIES, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

No purchaser, seller or holder of this security, product or fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

16

For More Information

By Telephone — Call 1-800-888-2461

By Mail — Write to:
Security Investors, LLC
5801 SW 6th Avenue
Topeka, KS 66636-0001

On the Internet — Reports and other information about the Fund can be viewed online or downloaded from:

SEC:  On the EDGAR Database at http://www.sec.gov

Security Investors, LLC:  http://www.rydex-sgi.com

Additional information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Copies may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, DC 20549-1520.

The Fund’s prospectus is to be used with the attached variable annuity or variable life insurance product prospectus. The Series of the Fund correspond to the subaccounts offered in such prospectuses.

Annual/Semi-Annual Report — Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information — The Fund’s Statement of Additional Information and the Fund’s annual or semi-annual reports are available, without charge upon request by calling the Fund’s toll-free telephone number 1-800-888-2461. Shareholder inquiries should be addressed to Security Investors, LLC, 5801 SW 6th Avenue Topeka, Kansas 66636-0001, or by calling the Fund’s toll-free telephone number listed above. The Fund’s Statement of Additional Information is incorporated into this prospectus by reference.

The Fund’s Investment Company Act file number is 811-02753.

17

5801 SW 6th Avenue • Topeka, Kansas 66636-0001 • www.rydex-sgi.com

Rydex Distributors, LLC

Statement of Additional Information
[April 29], 2011
RELATING TO THE SBL FUND SERIES D (MSCI EAFE EQUAL WEIGHT SERIES) PROSPECTUS DATED   [         ], 2011 AS IT MAY BE SUPPLEMENTED FROM TIME TO TIME

SBL FUND
Series D (MSCI EAFE Equal Weight Series)

One Security Benefit Place, Topeka, Kansas 66636-0001
(785) 438-3000
(800) 888-2461

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the SBL Fund Series D (MSCI EAFE Equal Weight Series) Prospectus dated [     ], 2011, as it may be supplemented from time to time. A Prospectus may be obtained by writing SBL Fund, One Security Benefit Place, Topeka, Kansas 66636-0001, or by calling (785) 438-3000 or (800) 888-2461. The financial statements included in the Fund’s December 31, 2010 Annual Report are incorporated herein by reference. A copy of the Fund’s Annual Report is available, without charge, by calling the phone numbers listed above.

Investment Manager Security Investors, LLC 5801 SW 6th Avenue Topeka, Kansas 66636-0001	Distributors Security Distributors, Inc. One Security Benefit Place Topeka, Kansas 66636-0001 Rydex Distributors, LLC 805 King Farm Boulevard Suite 600 Rockville, Maryland 20850	Custodians UMB Bank, N.A. 928 Grand Avenue Kansas City, Missouri 64106 State Street Bank and Trust Company 225 Franklin Boston, Massachusetts 02110	Independent Registered Public Accounting Firm [Name] [Address]

Table of Contents

What is SBL Fund?	3

Additional Investment Policies of Series	3

Investment Policies and Management Practices	3

Investment Restrictions	24
Fundamental Policies	24
Operating Policies	25

Disclosure of Portfolio Holdings	26

Management of the Fund	27
Board Responsibilities	27
Directors and Officers	28

Committees	31
Audit Committee	31
Contract Renewal Committee	31
Nominating Committee	31

Remuneration of Directors	32

Directors’ Ownership of Securities	32

Sale and Redemption of Shares	33

Other Distribution or Service Arrangements	33

Investment Management	34
Investment Advisory Agreement	34

Sub-Adviser	35

Code of Ethics	36

Portfolio Managers	36
Information Regarding Conflicts of Interest and Compensation of Portfolio Managers	36
Other Accounts Managed by Portfolio Managers	37

Proxy Voting	38

Distributor	38

How Net Asset Value Is Determined	38

Portfolio Transactions	40

Distributions and Federal Income Tax Considerations	41

Ownership and Management	44

Capital Stock and Voting	44

Custodians, Transfer Agent and Dividend-Paying Agent	44

Independent Registered Public Accounting Firm	44

Financial Statements	44

Index Publisher Information	44

Appendix A	46
Proxy Voting Policies and Procedures	46

What is SBL Fund?

SBL Fund (the “Fund”), a Kansas corporation, was organized by Security Benefit Life Insurance Company (“SBL”) on May 26, 1977, and serves as the investment vehicle for certain variable annuity and variable life insurance separate accounts of SBL, life insurance company separate accounts of affiliates of SBL, and life insurance company separate accounts of insurers that are not affiliated with SBL. Shares of the Fund will be sold to such insurance companies for allocation to their separate accounts, which are established for the purpose of funding variable annuity and variable life insurance contracts. The Fund reserves the right to expand the class of persons eligible to purchase shares of any series of the Fund or to reject any offer.

The Fund is an open-end management investment company of the series type registered under the Investment Company Act of 1940 (“1940 Act”), which currently issues its shares in the following series: Series A, Series B, Series C, Series D, Series E, Series J, Series N, Series O, Series P, Series Q, Series V, Series X, Series Y and Series Z. The assets of each series are held separate from the assets of the other series, and each series has investment objectives which differ from those of the other series. This Statement of Additional Information relates solely to Series D (the “Series”).

All investment companies are required to operate within the limitations imposed by their fundamental investment policies. (See “Investment Restrictions”)

As an open-end investment company, the Fund provides an arrangement by which investors may invest in a company which itself invests in securities. The Series represents a diversified securities portfolio under professional management, and the value of shares held by participating insurer’s separate accounts will fluctuate with changes in the value of the Series’ portfolio securities. As an open-end company, the Fund is obligated to redeem its shares upon demand at current net asset value (“NAV”). (See “Sale and Redemption of Shares”)

Professional investment advice is provided to the Fund and to the Series by Security Investors, LLC (the “Investment Manager”).

Additional Investment Policies of the Series

The investment objective and policies of the Series are described in the Series’ prospectus. Below are additional details about the investment policies of the Series. There are risks inherent in the ownership of any security, and there can be no assurance that the Series’ investment objective will be achieved. The objective and policies, except those enumerated under “Investment Restrictions,” may be modified at any time without shareholder approval.

To comply with regulations under Section 817(h) of the Internal Revenue Code, as amended (the “Code”), the Series is required to diversify its investments so that on the last day of each quarter of a calendar year no more than 55% of the value of its assets is represented by securities of any one issuer, no more than 70% is represented by securities of any two issuers, no more than 80% is represented by securities of any three issuers, and no more than 90% is represented by securities of any four issuers. As to U.S. government securities, each U.S. government agency and instrumentality is to be treated as a separate issuer.

Should the Series change its policy of investing at least 80% of its assets in the type of investments suggested by its name, the Series will provide shareholders at least 60 days notice prior to making the change.

Investment Policies and Management Practices

The Series’ principal investment strategies and the risks associated with the same are described in the “Series Summary” and “Descriptions of Principal Risks” sections of the Prospectus. The following discussion provides additional information about those principal investment strategies and related risks, as well as information about investment strategies (and related risks) that the Series may utilize, even though they are not considered to be “principal” investment strategies. Accordingly, an investment strategy (and related risk) that is described below, but which is not described in the Series’ Prospectus, should not be considered to be a principal strategy (or related risk) applicable to that Series.

Some of the risk factors related to certain securities, instruments and techniques that may be used by the Series are described in the “Series Summary” and “Descriptions of Principal Risks“ sections of the Prospectus and in this Statement of Additional Information. The following is a description of certain additional risk factors related to various securities, instruments and techniques.  Also included is a general description of some of the investment instruments, techniques and methods which may be used by the Series.  Although the Series may employ the techniques, instruments and methods described below, consistent with its investment objective and policies and any applicable law, the Series will not be required to do so.

American Depositary Receipts — The Series may purchase American Depositary Receipts (“ADRs”) which are issued generally by U.S. banks and which represent the deposit with the bank of a foreign company’s securities. ADRs are publicly traded on exchanges or over-the-counter in the United States. Investors should consider carefully the substantial risks involved in investing in securities issued by companies of foreign nations, which are in addition to the usual risks inherent in domestic investments. ADRs and European Depositary Receipts (“EDRs”) or other securities convertible into securities of issuers based in foreign countries are not necessarily denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, while EDRs (also referred to as Continental Depositary Receipts (“CDRs”), in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement, and GDRs are global receipts evidencing a similar arrangement. For purposes of the Series’ investment policies, ADRs, EDRs and GDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, EDR or GDR representing ownership of common stock will be treated as common stock.

Depositary receipts are issued through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the cost of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

Shares of Other Investment Vehicles — The Series may invest in other investment companies or other investment vehicles, which may include, without limitation, among others, mutual funds and exchange-traded funds (“ETFs”) such as index-based investments such as SPDRs (based on the S&P 500), MidCap SPDRs (based on the S&P MidCap 400 Index), Select Sector SPDRs (based on sectors or industries of the S&P 500 Index), NASDAQ-100 Index Tracking Stocks (based on the NASDAQ-100 Index) and DIAMONDS (based on the Dow Jones Industrial Average). The Series may also invest in investment vehicles that are not subject to regulation as registered investment companies.

The main risk of investing in index-based investment companies is the same as investing in a portfolio of securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded. Index-based investments may not replicate exactly the performance of their specified index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

To the extent the Series invests in other investment companies, or other investment vehicles, it will incur its pro rata share of the underlying investment companies’ expenses (including, for example, investment advisory and other management fees). In addition, the Series will be subject to the effects of business and regulatory developments that affect an underlying investment company or the investment company industry generally. Investments in the shares of other investment companies or investment vehicles has the effect of requiring shareholders to pay the operating expenses (including, for example, investment advisory and other management fees) of two or more mutual funds. The Series’ investment in the securities of other investment companies will be limited so that, as determined immediately after a purchase is made, (1) not more than 3% of the total outstanding voting stock of any one investment company will be owned by the Series, (2) not more than 5% of the value of the total assets of the Series will be invested in the securities of any one investment company, and (3) not more than 10% of the value of the total assets of the Series will be invested in the securities of such other investment companies.

Repurchase Agreements — A repurchase agreement involves a purchase by the Series of a security from a selling financial institution (such as a bank, savings and loan association or broker-dealer) which agrees to repurchase such security at a specified price and at a fixed time in the future, usually not more than six days from the date of purchase. The resale price is in excess of the purchase price and reflects an agreed upon yield effective for the period of time the Series’ money is invested in the security. Repurchase agreements are similar to loans in several respects.

Repurchase agreements are considered to be loans by the Fund under the 1940 Act. Engaging in any repurchase transaction will be subject to any rules or regulations of the Securities and Exchange Commission or other regulatory authorities.

Reverse Repurchase Agreements — The Series may enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, the Series would sell securities and agree to repurchase them at a particular price at a future date. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Series may decline below the price of the securities the Series has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Series’ obligation to repurchase the securities, and the Series’ use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

The Series also may enter into “dollar rolls” in which the Series sells fixed income securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Series would forego principal and interest paid on such securities. The Series would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale.

At the time the Series enters into reverse repurchase agreements or dollar rolls, it will segregate cash or liquid securities having a value not less than the repurchase price, including accrued interest. Assets may be segregated by the Series’ custodian, or on the Series’ books. Reverse repurchase agreements and dollar rolls will be treated as borrowings and will be deducted from the Series’ borrowing limitation. Reverse repurchase agreements and dollar rolls, together with other permitted borrowings from banks, may constitute up to 33 1/3% of the Series’ total assets. Under the 1940 Act, the Series is required to maintain continuous asset coverage of 300% with respect to borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Series’ holdings may be disadvantageous from an investment standpoint.

Real Estate Securities — The Series may invest in equity securities of real estate investment trusts (“REITs”) and other real estate industry companies or companies with substantial real estate investments, and therefore, the Series may be subject to certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; possible lack of availability of mortgage funds; extended vacancies of properties; risks related to general and local economic conditions; overbuilding; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.

U.S. Government Securities — The Series may invest in U.S. government securities, including, among others: obligations issued or guaranteed (as to principal or interest) by the United States Government or its agencies (such as the Small Business Administration, the Federal Housing Administration and Government National Mortgage Association), or instrumentalities (such as Federal Home Loan Banks and Federal Land Banks), and instruments fully collateralized with such obligations, such as repurchase agreements.

Some U.S. government securities, such as treasury bills and bonds, are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; still others such as those of the Student Loan Marketing Association are supported only by the credit of the instrumentality.

Debt Obligations — Yields on short, intermediate, and long-term securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, the maturity of the obligation, and the rating of the issue. Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market prices of debt securities usually vary, depending upon available yields. An increase in interest rates will generally reduce the value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments. The ability of the Series to achieve its investment objectives is also dependent on the continuing ability of the issuers of the debt securities in which the Series invest to meet their obligations for the payment of interest and principal when due.

Variable Rate Instruments. The Series may invest in instruments having rates of interest that are adjusted periodically according to a specified market rate for such investments (“Variable Rate Instruments”). The interest rate on a Variable Rate Instrument is ordinarily determined by reference to, or is a percentage of, an objective standard such as a bank’s prime rate or the 91-day U.S. Treasury Bill rate. Generally, the changes in the interest rate on Variable Rate Instruments reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations.

Put and Call Options —

Writing (Selling) Covered Call Options. The Series may write (sell) “covered” call options and purchase options to close out options previously written by the Series. In writing covered call options, the Series expects to generate additional premium income which should serve to enhance the Series’ total return and reduce the effect of any price decline of the security or currency involved in the option. Covered call options will generally be written on securities or currencies which, in the opinion of the Investment Manager, are not expected to have any major price increases or moves in the near future but which, over the long term, are deemed to be attractive investments for the Series.

A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price), at expiration of the option (European style) or at any time until a certain date (the expiration date) (American style). So long as the obligation of the writer of a call option continues, the writer may be assigned an exercise notice by the broker/dealer through whom such option was sold, requiring him/her to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. Writing covered call options is less risky than writing uncovered or “naked” options, which the Series will not do.

The Series will write only covered call options. This means that the Series will own the security or currency subject to the option or an option to purchase the same underlying security or currency, having an exercise price equal to or less than the exercise price of the covered option, or will, for the term of the option, segregate cash or liquid securities having a value equal to the fluctuating market value of the optioned securities or currencies. Assets may be segregated by the Series’ custodian, or on the Series’ books.

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Series’ investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the Series will not do), but capable of enhancing the Series’ total return. When writing a covered call option, the Series, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, but conversely, retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, the Series has no control over when it may be required to sell the underlying securities or currencies since the option may be exercised at any time prior to the option’s expiration. If a call option which the Series has written expires, the Series will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Series will realize a gain or loss from the sale of the underlying security or currency.

The premium the Series receives for writing a call option is the market value of the option. The premium the Series will receive from writing a call option will reflect, among other things, the current market price of the underlying security or currency, the relationship of the exercise price to such market price, the historical price volatility of the underlying security or currency, and the length of the option period. Once the decision to write a call option has been made, the Investment Manager, in determining whether a particular call option should be written on a particular security or currency, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by the Series for writing covered call options will be recorded as a liability of the Series. This liability will be adjusted daily to the option’s current market value, which will be the latest sale price at the time at which the NAV per share of the Series is computed at the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Standard Time) on days when the NYSE is open, or, in the absence of such sale, the latest asked price. The liability will be extinguished upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security or currency upon the exercise of the option.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the Series to write another call option on the underlying security or currency with either a different exercise price, expiration date or both. If the Series desires to sell a particular security from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is no assurance that the Series will be able to effect such closing transactions at favorable prices. If the Series cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk with respect to the security.

The Series will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity normally are higher than those applicable to purchases and sales of portfolio securities.

Call options written by the Series will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the Series may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs may be incurred.

The Series will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Series.

Writing (Selling) Covered Put Options. A put option gives the purchaser of the option the right to sell, and the writer (seller) has the obligation to buy, the underlying security or currency at the exercise price during the option period (American style) or at the expiration of the option (European style). So long as the obligation of the writer continues, he may be assigned an exercise notice by the broker/dealer through whom such option was sold, requiring him to make payment of the exercise price against delivery of the underlying security or currency. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options. The Series may write American or European style covered put options and purchase options to close out options previously written by the Series.

The Series would write put options only on a covered basis, which means that the Series would either (i) set aside cash or liquid securities in an amount not less than the exercise price at all times while the put option is outstanding (the rules of the Options Clearing Corporation currently require that such assets be deposited in escrow to secure payment of the exercise price); (ii) sell short the security or currency underlying the put option at the same or higher price than the exercise price of the put option; or (iii) purchase an option to sell the underlying security or currency subject to the option having an exercise price equal to or greater than the exercise price of the “covered” option at all times while the put option is outstanding. The Series would generally write covered put options in circumstances where the Investment Manager wishes to purchase the underlying security or currency for the Series’ portfolio at a price lower than the current market price of the security or currency. In such event, the Series would write a put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Series would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premiums received. Such a decline could be substantial and result in a significant loss to the Series. In addition, the Series, because it does not own the specific securities or currencies which it may be required to purchase in the exercise of the put, cannot benefit from appreciation, if any, with respect to such specific securities or currencies.

Premium Received from Writing Call or Put Options. The Series will receive a premium from writing a put or call option, which increases the Series’ return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option and the volatility of the market price of the underlying security. By writing a call option, the Series limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, the Series assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss if the purchase price exceeds the market value plus the amount of the premium received, unless the security subsequently appreciates in value.

Closing Transactions. Closing transactions may be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. The Series may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Series will realize a profit or loss from such transaction if the cost of such transaction is less or more than the premium received from the writing of the option. In the case of a put option, any loss so incurred may be partially or entirely offset by the premium received from a simultaneous or subsequent sale of a different put option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the purchase of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Series.

Furthermore, effecting a closing transaction will permit the Series to write another call option on the underlying security or currency with either a different exercise price or expiration date or both. If the Series desires to sell a particular security or currency from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security or currency. There is, of course, no assurance that the Series will be able to effect such closing transactions at a favorable price. If the Series cannot enter into such a transaction, it may be required to hold a security or currency that it might otherwise have sold. When the Series writes a covered call option, it runs the risk of not being able to participate in the appreciation of the underlying securities or currencies above the exercise price, as well as the risk of being required to hold on to securities or currencies that are depreciating in value. This could result in higher transaction costs. The Series will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

Purchasing Call Options. The Series may purchase American or European call options. As the holder of a call option, the Series would have the right to purchase the underlying security or currency at the exercise price at any time during the option period. The Series may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Series may purchase call options for the purpose of increasing its current return.

Call options may also be purchased by the Series for the purpose of acquiring the underlying securities or currencies for its portfolio. Utilized in this fashion, the purchase of call options enables the Series to acquire the securities or currencies at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities or currencies in this manner may be less than the cost of acquiring the securities or currencies directly. This technique may also be useful to the Series in purchasing a large block of securities or currencies that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security or currency itself, the Series is partially protected from any unexpected decline in the market price of the underlying security or currency and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

The Series may also purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. Call options may also be purchased at times to avoid realizing losses that would result in a reduction of the Series’ current return. For example, where the Series has written a call option on an underlying security or currency having a current market value below the price at which such security or currency was purchased by the Series, an increase in the market price could result in the exercise of the call option written by the Series and the realization of a loss on the underlying security or currency with the same exercise price and expiration date as the option previously written.

Purchasing Put Options. The Series may purchase American or European style put options. As the holder of a put option, the Series would have the right to sell the underlying security or currency at the exercise price at any time during the option period. The Series may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

The Series may purchase a put option on an underlying security or currency (a “protective put”) owned by the Series as a defensive technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Series, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security’s market price or currency’s exchange value. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security or currency is eventually sold.

The Series may purchase put options at a time when the Series does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, the Series seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Series will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

The premium paid by the Series when purchasing a put option will be recorded as an asset in the Series’ statement of assets and liabilities. This asset will be adjusted daily to the option’s current market value, which will be the latest sale price at the time at which the net asset value per share of the Series is computed (at the close of regular trading on the NYSE), or, in the absence of such sale, the latest bid price. The asset will be extinguished upon expiration of the option, the writing of an identical option in a closing transaction, or the delivery of the underlying security or currency upon the exercise of the option.

Dealer Options. The Series may engage in transactions involving dealer options. Certain risks are specific to dealer options. While the Series would look to a clearing corporation to exercise exchange-traded options, if the Series were to purchase a dealer option, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. Exchange-traded options generally have a continuous liquid market while dealer options have none. Consequently, the Series will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the Series writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Series originally wrote the option. While the Series will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Series, there can be no assurance that the Series will be able to liquidate a dealer option at a favorable price at any time prior to expiration. Failure by the dealer to do so would result in the loss of the premium paid by the Series as well as loss of the expected benefit of the transaction. Until the Series, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will be required to segregate cash or liquid securities used as cover until the option expires or is exercised. In the event of insolvency of the contra party, the Series may be unable to liquidate a dealer option. With respect to options written by the Series, the inability to enter into a closing transaction may result in material losses to the Series. For example, since the Series must maintain a secured position with respect to any call option on a security it writes, the Series may not sell the assets which it has segregated to secure the position while it is obligated under the option (unless the securities are replaced with similar assets). This requirement may impair the Series’ ability to sell portfolio securities at a time when such sale might be advantageous.

The Staff of the Securities and Exchange Commission has taken the position that purchased dealer options and the assets used to secure the written dealer options are illiquid securities. The Series may treat the cover used for written OTC options as liquid if the dealer agrees that the Series may repurchase the OTC option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the OTC option would be considered illiquid only to the extent the maximum repurchase price under the formula exceeds the intrinsic value of the option.

To this extent, the Series will treat dealer options as subject to the Series’ limitation on illiquid securities. If the Securities and Exchange Commission changes its position on the liquidity of dealer options, the Series will change its treatment of such instruments accordingly.

Certain Risk Factors in Writing Call Options and in Purchasing Call and Put Options. During the option period, the Series, as writer of a call option has, in return for the premium received on the option, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. The writer has no control over the time when it may be required to fulfill its obligation as a writer of the option. The risk of purchasing a call or put option is that the Series may lose the premium it paid plus transaction costs. If the Series does not exercise the option and is unable to close out the position prior to expiration of the option, it will lose its entire investment.

An option position may be closed out only on an exchange which provides a secondary market. There can be no assurance that a liquid secondary market will exist for a particular option at a particular time and that the Series can close out its position by effecting a closing transaction. If the Series is unable to effect a closing purchase transaction, it cannot sell the underlying security until the option expires or the option is exercised. Accordingly, the Series may not be able to sell the underlying security at a time when it might otherwise be advantageous to do so. Possible reasons for the absence of a liquid secondary market include the following: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) inadequacy of the facilities of an exchange or the clearing corporation to handle trading volume; and (v) a decision by one or more exchanges to discontinue the trading of options or impose restrictions on orders. In addition, the hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Series securities transactions.

Each exchange has established limitations governing the maximum number of call options, whether or not covered, which may be written by a single investor acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). An exchange may order the liquidation of positions found to be in violation of these limits, and it may impose other sanctions or restrictions.

Options on Stock Indices. Options on stock indices are similar to options on specific securities except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock index is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars multiplied by a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on specific securities, all settlements of options on stock indices are in cash, and gain or loss depends on general movements in the stocks included in the index rather than price movements in particular stocks. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific amount multiplied by the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made.

Risk Factors in Options on Indices. Because the value of an index option depends upon the movements in the level of the index rather than upon movements in the price of a particular security, whether the Series will realize a gain or a loss on the purchase or sale of an option on an index depends upon the movements in the level of prices in the market generally or in an industry or market segment rather than upon movements in the price of the individual security. Accordingly, successful use of positions will depend upon the ability of the Investment Manager  to predict correctly movements in the direction of the market generally or in the direction of a particular industry. This requires different skills and techniques than predicting changes in the prices of individual securities.

Index prices may be distorted if trading of securities included in the index is interrupted. Trading in index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of securities in the index. If this occurred, the Series would not be able to close out options which it had written or purchased and, if restrictions on exercise were imposed, might be unable to exercise an option it purchased, which would result in substantial losses.

Price movements in the Series’ securities will not correlate perfectly with movements in the level of the index, and therefore, the Series bears the risk that the price of the securities may not increase as much as the level of the index. In this event, the Series would bear a loss on the call which would not be completely offset by movements in the prices of the securities. It is also possible that the index may rise when the value of the Series’ securities does not. If this occurred, the Series would experience a loss on the call which would not be offset by an increase in the value of its securities and might also experience a loss in the market value of its securities.

Unless the Series has other liquid assets which are sufficient to satisfy the exercise of a call on the index, the Series will be required to liquidate securities in order to satisfy the exercise.

When the Series has written a call on an index, there is also the risk that the market may decline between the time the Series has the call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time the Series is able to sell securities. As with options on securities, the Investment Manager will not learn that a call has been exercised until the day following the exercise date, but, unlike a call on securities where the Series would be able to deliver the underlying security in settlement, the Series may have to sell part of its securities in order to make settlement in cash, and the price of such securities might decline before they could be sold.

If the Series exercises a put option on an index which it has purchased before final determination of the closing index value for the day, it runs the risk that the level of the underlying index may change before closing. If this change causes the exercised option to fall “out-of-the-money” the Series will be required to pay the difference between the closing index value and the exercise price of the option (multiplied by the applicable multiplier) to the assigned writer. Although the Series may be able to minimize this risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising an option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff time for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

Trading in Futures — The Series may enter into financial futures contracts, including stock and bond index, interest rate and currency futures (“futures or futures contracts”). A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

Unlike when the Series purchases or sells a security, no price would be paid or received by the Series upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the Series’ open positions in futures contracts, the Series would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash or liquid securities, known as “initial margin.” In some cases the initial margin may be held by the futures broker rather than with the Series’ custodian. The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

Margin is the amount of funds that must be deposited by the Series with its custodian in a segregated account in the name of the futures commission merchant, or directly with the futures commission merchant in accordance with Rule 17f-6 under the 1940 Act, in order to initiate futures trading and to maintain the Series’ open position in futures contracts. A margin deposit is intended to ensure the Series’ performance of the futures contract. The margin required for a particular futures contract is set by the exchange on which the futures contract is traded and may be significantly modified from time to time by the exchange during the term of the futures contract.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Series.

These subsequent payments, called “variation margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” The Series expects to earn interest income on its margin deposits. Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the identical securities and the same delivery date. If the offsetting purchase price is less than the original sale price, the Series realizes a gain; if it is more, the Series realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Series realizes a gain; if it is less, the Series realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Series will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Series is not able to enter into an offsetting transaction, the Series will continue to be required to maintain the margin deposits on the futures contract.

For example, the Standard & Poor’s 500 Stock Index is composed of 500 selected common stocks, most of which are listed on the NYSE. The S&P 500 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 500 Index, contracts are to buy or sell 250 units. Thus, if the value of the S&P 500 Index were $950, one contract would be worth $237,500 (250 units x $950). The stock index futures contract specifies that no delivery of the actual stock making up the index will take place. Instead, settlement in cash occurs. Over the life of the contract, the gain or loss realized by the Fund will equal the difference between the purchase (or sale) price of the contract and the price at which the contract is terminated. For example, if the Fund enters into a futures contract to buy 250 units of the S&P 500 Index at a specified future date at a contract price of $950 and the S&P 500 Index is at $954 on that future date, the Fund will gain $1,000 (250 units x gain of $4). If the Fund enters into a futures contract to sell 250 units of the stock index at a specified future date at a contract price of $950 and the S&P 500 Index is at $952 on that future date, the Fund will lose $500 (250 units x loss of $2).

Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Alternatively, settlement may be made totally in cash. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The writer of an option on a futures contract is required to deposit margin pursuant to requirements similar to those applicable to futures contracts. Upon exercise of an option on a futures contract, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s margin account. This amount will be equal to the amount by which the market price of the futures contract at the time of exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

Commissions on financial futures contracts and related options transactions may be higher than those which would apply to purchases and sales of securities directly. From time to time, a single order to purchase or sell futures contracts (or options thereon) may be made on behalf of the Series and other mutual funds or portfolios of mutual funds for which the Investment Manager serves as adviser or sub-adviser. Such aggregated orders would be allocated among the Series and such other mutual funds or series of mutual funds in a fair and non-discriminatory manner.

A public market exists in interest rate futures contracts covering primarily the following financial instruments: U.S. Treasury bonds; U.S. Treasury notes; Government National Mortgage Association (“GNMA”) modified pass-through mortgage-backed securities; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; and Eurodollar certificates of deposit. It is expected that Futures contracts trading in additional financial instruments will be authorized. The standard contract size is generally $100,000 for futures contracts in U.S. Treasury bonds, U.S. Treasury notes, and GNMA pass through securities and $1,000,000 for the other designated futures contracts. A public market exists in futures contracts covering a number of indexes, including, but not limited to, the

Standard & Poor’s 500 Index, the Standard & Poor’s 100 Index, the NASDAQ 100 Index, the Value Line Composite Index and the New York Stock Exchange Composite Index.

Stock index futures contracts may be used to provide a hedge for a portion of the Series’ portfolio, as a cash management tool, or as an efficient way for the Investment Manager to implement either an increase or decrease in portfolio market exposure in response to changing market conditions. Stock index futures contacts are currently traded with respect to the S&P 500 Index and other broad stock market indices, such as the New York Stock Exchange Composite Stock Index and the Value Line Composite Stock Index. The Series may, however, purchase or sell futures contracts with respect to any stock index. Nevertheless, to hedge the Series’ portfolio successfully, the Series must sell futures contracts with respect to indexes or subindexes whose movements will have a significant correlation with movements in the prices of the Series’ securities.

Interest rate or currency futures contracts may be used as a hedge against changes in prevailing levels of interest rates or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Series. In this regard, the Series could sell interest rate or currency futures as an offset against the effect of expected increases in interest rates or currency exchange rates and purchase such futures as an offset against the effect of expected declines in interest rates or currency exchange rates.

The Series may enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal financial futures exchanges in the United States are the Board of Trade of the City of Chicago, the Chicago Mercantile Exchange, the New York Futures Exchange, and the Kansas City Board of Trade. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (“CFTC”). Futures are traded in London at the London International Financial Futures Exchange, in Paris at the MATIF and in Tokyo at the Tokyo Stock Exchange. Although techniques other than the sale and purchase of futures contracts could be used for the above-referenced purposes, futures contracts offer an effective and relatively low cost means of implementing the Series’ objectives in these areas.

Certain Risks Relating to Futures Contracts and Related Options. There are special risks involved in futures transactions.

Volatility and Leverage. The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international policies and economic events.

Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Because of the low margin deposits required, futures trading involves an extremely high degree of leverage (although the Series’ use of futures will not result in leverage, as is more fully described below). As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. However, the Series would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying instrument and sold it after the decline. Furthermore, in the case of a futures contract purchase, in order to be certain that the Series has sufficient assets to satisfy its obligations under a futures contract, the Series earmarks to the futures contract cash or liquid securities equal in value to the current value of the underlying instrument less the margin deposit.

Liquidity. The Series may elect to close some or all of its futures positions at any time prior to their expiration. The Series would do so to reduce exposure represented by long futures positions or increase exposure represented by short futures positions. The Series may close its positions by taking opposite positions which would operate to terminate the Series’ position in the futures contracts. Final determinations of variation margin would then be made, additional cash would be required to be paid by or released to the Series, and the Series would realize a loss or a gain.

Futures contracts may be closed out only on the exchange or board of trade where the contracts were initially traded. Although the Series intends to purchase or sell futures contracts only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract at any particular time. In such event, it might not be possible to close a futures contract, and in the event of adverse price movements, the Series would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge the underlying instruments, the Series would continue to hold the underlying instruments subject to the hedge until the futures contracts could be terminated. In such circumstances, an increase in the price of the underlying instruments, if any, might partially or completely offset losses on the futures contract. However, as described below, there is no guarantee that the price of the underlying instruments will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

Hedging Risk. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior, market or interest rate trends. There are several risks in connection with the use by the Series of futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments which are the subject of the hedge. The Investment Manager will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its, judgment, will have a significant correlation with movements in the prices of the Series’ underlying instruments sought to be hedged.

Successful use of futures contracts by the Series for hedging purposes is also subject to the Investment Manager’s ability to correctly predict movements in the direction of the market. It is possible that, when the Series has sold futures to hedge its portfolio against a decline in the market, the index, indices, or underlying instruments on which the futures are written might advance and the value of the underlying instruments held in the Series’ portfolio might decline. If this were to occur, the Series would lose money on the futures and would also experience a decline in value in its underlying instruments. However, while this might occur to a certain degree, it is believed that over time the value of the Series’ portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the underlying instruments sought to be hedged. It is also possible that if the Series were to hedge against the possibility of a decline in the market (adversely affecting the underlying instruments held in its portfolio) and prices instead increased, the Series would lose part or all of the benefit of increased value of those underlying instruments that it has hedged, because it would have offsetting losses in its futures positions. In addition, in such situations, if the Series had insufficient cash, it might have to sell underlying instruments to meet daily variation margin requirements. Such sales of underlying instruments might be, but would not necessarily be, at increased prices (which would reflect the rising market). The Series might have to sell underlying instruments at a time when it would be disadvantageous to do so.

In addition to the possibility that there might be an imperfect correlation, or no correlation at all, between price movements in the futures contracts and the portion of the portfolio being hedged, the price movements of futures contracts might not correlate perfectly with price movements in the underlying instruments due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors might close futures contracts through offsetting transactions which could distort the normal relationship between the underlying instruments and futures markets. Second, the margin requirements in the futures market are less onerous than margin requirements in the securities markets, and as a result the futures market might attract more speculators than the securities markets do. Increased participation by speculators in the futures market might also cause temporary price distortions. Due to the possibility of price distortion in the futures market and also because of the imperfect correlation between price movements in the underlying instruments and movements in the prices of futures contracts, even a correct forecast of general market trends by the Investment Manager might not result in a successful hedging transaction over a very short time period.

Certain Risks of Options on Futures Contracts. The Series may seek to close out an option position by writing or buying an offsetting option covering the same index, underlying instruments, or contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options will be subject to the maintenance of a liquid secondary market. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options, or underlying instruments; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers’ orders.

Regulatory Limitations. The Series will engage in transactions in futures contracts and options thereon only for bona fide hedging, yield enhancement and risk management purposes, in each case in accordance with the rules and regulations of the CFTC.

Pursuant to claims for exemption filed with the CFTC and/or the National Futures Association on behalf of the Series and the Investment Manager, the Series and the Investment Manager are not deemed to be a “commodity pool” or “commodity pool operator” under the Commodity Exchange Act and are not subject to registration or regulation as such under the Commodity Exchange Act. By virtue of changes to CFTC regulations, the substantive limitations set forth in the Series’ exemption filing with respect to its use of futures contracts are no longer applicable.

The Series’ use of futures contracts will not result in leverage. Therefore, to the extent necessary, in instances involving the purchase of futures contracts or call options thereon or the writing of put options thereon by the Series, an amount of cash or liquid securities, equal to the market value of the futures contracts and options thereon (less any related margin deposits), will be identified in an account with the Series’ custodian or on the books of the Series to cover the position, or alternative cover will be employed.

In addition, CFTC regulations may impose limitations on the Series’ ability to engage in certain yield enhancement and risk management strategies. If the CFTC or other regulatory authorities adopt different (including less stringent) or additional restrictions, the Series would comply with such new restrictions.

Foreign Futures and Options. Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, customers who trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC’s regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the Commission and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, funds received from the Series for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on United States futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

Forward Currency Contracts and Related Options. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the Contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

Consistent with the investment policies and restrictions applicable to the Series, the Series will generally enter into forward foreign currency exchange contracts under two circumstances. First, when the Series enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to “lock in” the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the Series will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

Second, when the Investment Manager believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against another currency, including the U.S. dollar, it may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of the Series’ portfolio securities denominated in such foreign currency. Alternatively, where appropriate, the Series may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or currency act as an effective proxy for other currencies. In such a case, the Series may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the Series. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

The Series will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Series to deliver an amount of foreign currency in excess of the value of the Series’ portfolio securities or other assets denominated in that currency. The Series, however, in order to avoid excess transactions and transaction costs, may maintain a net exposure to forward contracts in excess of the value of the Series’ portfolio securities or other assets to which the forward contracts relate (including accrued interest to the maturity of the forward contract on such securities) provided the excess amount is “covered” by liquid securities, denominated in any currency, at least equal at all times to the amount of such excess. For these purposes “the securities or other assets to which the forward contracts relate may be securities or assets denominated in a single currency, or where proxy forwards are used, securities denominated in more than one currency. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Investment Manager believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Series will be served.

At the maturity of a forward contract, the Series may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an “offsetting” contract obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

As indicated above, it is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for the Series to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Series is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Series is obligated to deliver. However, as noted, in order to avoid excessive transactions and transaction costs, the Series may use liquid securities, denominated in any currency, to cover the amount by which the value of a forward contract exceeds the value of the securities to which it relates.

If the Series retains the portfolio security and engages in an offsetting transaction, the Series will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Series engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Series entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Series will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Series will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

The Series’ dealing in forward foreign currency exchange contracts will generally be limited to the transactions described above. However, the Series reserves the right to enter into forward foreign currency contracts for different purposes and under different circumstances. Of course, the Series is not required to enter into forward contracts with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by the Investment Manager. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result from an increase in the value of that currency.

Although the Series values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the “spread”) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Series at one rate, while offering a lesser rate of exchange should the Series desire to resell that currency to the dealer.

Purchase and Sale of Currency Futures Contracts and Related Options. As noted above, a currency futures contract sale creates an obligation by the Series, as seller, to deliver the amount of currency called for in the contract at a specified future time for a specified price. A currency futures contract purchase creates an obligation by the Series, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of a currency futures contract is effected by entering into an offsetting purchase or sale transaction. Unlike a currency futures contract, which requires the parties to buy and sell currency on a set date, an option on a currency futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to enter into the contract, the premium paid for the option is fixed at the point of sale.

Short Sales — The Series may make short sales “against the box,” in which the Series enters into a short sale of a security it owns. At no time will more than 15% of the value of the Series’ net assets be in deposits on short sales against the box. If the Series makes a short sale, the Series does not immediately deliver from its own account the securities sold and does not receive the proceeds from the sale. To complete the sale, the Series must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Series must replace the security borrowed by purchasing it at the market price at the time of replacement or delivering the security from its own portfolio. The Series is said to have a “short position” in securities sold until it delivers them to the broker at which time it receives the proceeds of the sale.

Short sales by the Series that are not made “against the box” create opportunities to increase the Series’ return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Since the Series in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Series’ NAV per share tends to increase more when the securities it has sold short decrease in value and to decrease more when the securities it has sold short increase in value than would otherwise be the case if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Series may be required to pay in connection with the short sale. Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continually increase, although the Series may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions the Series might have difficulty purchasing securities to meet its short sale delivery obligations and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

The Series’ decision to make a short sale “against the box” may be a technique to hedge against market risks when the Investment Manager believes that the price of a security may decline, causing a decline in the value of a security owned by the Series or a security convertible into or exchangeable for such security. In such case, any future losses in the Series’ long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Series owns, either directly or indirectly, and, in the case where the Series owns convertible securities, changes in the investment values or conversion premiums of such securities. The Series can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Series, because the Series might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

In the view of the Commission, a short sale involves the creation of a “senior security” as such term is defined in the 1940 Act, unless the sale is “against the box” and the securities sold short (or securities convertible into or exchangeable for such securities) are segregated, or unless the Series’ obligation to deliver the securities sold short is “covered” by segregating with the Custodian cash, U.S. government securities or other liquid assets in an amount equal to the difference between the market value of the securities sold short and any collateral required to be deposited with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the short sale proceeds, cash, U.S. government securities or other liquid assets deposited with the broker and segregated with the Custodian may not at any time be less than the market value of the securities sold short. The Series will comply with these requirements.

Swaps, Caps, Floors and Collars — The Series may enter into interest rate, securities index, commodity, or security and currency exchange rate swap agreements for any lawful purpose consistent with the Series’ investment objective, such as for the purpose of attempting to obtain or preserve a particular desired return or spread at a lower cost to the Series than if the Series had invested directly in an instrument that yielded that desired return or spread. The Series also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Series anticipates purchasing at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. Swap agreements may include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interests rates exceed a specified rate, or “cap”; interest rate floors under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

The “notional amount” of the swap agreement is the agreed upon basis for calculating the obligations that the parties to a swap agreement have agreed to exchange. Under most swap agreements entered into by the Series, the obligations of the parties would be exchanged on a ”net basis.” Consequently, the Series’ obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party to the agreement (the “net amount”). The Series’ obligation under a swap agreement will be accrued daily (offset against amounts owed to the Series) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by cash or liquid securities identified in an account with the Series custodian or on the books of the Series.

Whether the Series’ use of swap agreements will be successful in furthering its investment objective will depend, in part, on the Investment Manager‘s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Swap agreements may be considered to be illiquid. Moreover, the Series bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Certain restrictions imposed on the Series by the Code may limit the Series’ ability to use swap agreements. The swaps market is largely unregulated.

The Series will enter swap agreements only with counterparties that the Investment Manager reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, the Series will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. Series E and P will not enter into any swap, cap, floor, collar or other derivative transaction unless, at the time of entering into the transaction, the unsecured long-term debt rating of the counterparty, combined with any credit enhancements, is rated at least A by Moody’s or S&P or has an equivalent rating from a nationally recognized statistical rating organization or is determined to be of equivalent credit quality by the Investment Manager.

Spread Transactions — The Series may purchase covered spread options from securities dealers. Such covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives the Series the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Series does not own, but which is used as a benchmark. The risk to the Series in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect the Series against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. Such protection is only provided during the life of the spread option.

Credit Derivative Transactions — The Series may engage in credit derivative transactions. Default risk derivatives are linked to the price of reference securities or loans after a default by the issuer or borrower, respectively. Market spread derivatives are based on the risk that changes in market factors, such as credit spreads, can cause a decline in the value of a security, loan or index. There are three basic transactional forms for credit derivatives: swaps, options and structured instruments. The use of credit derivatives is a highly specialized activity which involves strategies and risks different from those associated with ordinary portfolio security transactions.

The Series may invest in credit default swap transactions and credit-linked notes (described below) for hedging and investment purposes. The “buyer” in a credit default swap contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation. Credit default swap transactions are either “physical delivery” settled or “cash” settled. Physical delivery entails the actual delivery of the reference asset to the seller in exchange for the payment of the full par value of the reference asset. Cash settled entails a net cash payment from the seller to the buyer based on the difference of the par value of the reference asset and the current value of the reference asset that may, after default, have lost some, most, or all of its value.

The Series may be either the buyer or seller in a credit default swap transaction and generally will be a buyer in instances in which the Series actually owns the underlying debt security and seeks to hedge against the risk of default in that debt security. If the Series is a buyer and no event of default occurs, the Series will have made a series of periodic payments (in an amount more or less than the value of the cash flows received on the underlying debt security) and recover nothing of monetary value. However, if an event of default occurs, the Series (if the buyer) will receive the full notional value of the reference obligation either through a cash payment in exchange for such asset or a cash payment in addition to owning the reference asset. The Series generally will be a seller when it seeks to take the credit risk of a particular debt security and, as a seller, the Series receives a fixed rate of income throughout the term of the contract, which typically is between six months and ten years, provided that there is no event of default. With respect to credit default swaps of which it is the seller, the Series may have to segregate liquid assets and mark the same to market on a daily basis, in an amount necessary to comply with applicable regulatory requirements. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation through either physical settlement and/or cash settlement. Credit default swap transactions involve greater risks than if the Series had invested in the reference obligation directly.

When the Series purchases credit default swap contracts in order to hedge against the risk of default of debt securities it holds, it is subject to the risk that the swap may expire worthless and would generate income only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It also involves credit risk—that the seller may fail to satisfy its payment obligations to the Series in the event of a default.

The Series may invest in credit-linked notes. Credit-linked notes are securities that are collateralized by one or more credit default swaps on corporate credits. The difference between a credit default swap and a credit-linked note is that the buyer of a credit-linked note receives the principal payment from the seller at the time the contract is originated. Through the purchase of a credit-linked note, the buyer assumes the risk of the reference asset and funds this exposure through the purchase of the note. The buyer takes on the exposure to the seller to the full amount of the funding it has provided. The seller has hedged its risk on the reference asset without acquiring any additional credit exposure. The Series has the right to receive periodic interest payments from the issuer of the credit-linked note at an agreed-upon interest rate and a return of principal at the maturity date.

Credit-linked notes are subject to the credit risk of the corporate credits underlying the credit default swaps. If one of the underlying corporate credits defaults, the Series may receive the security that has defaulted, and the Series’ principal investment would be reduced by the difference between the original face value of the reference security and the current value of the defaulted security. Credit-linked notes are typically privately negotiated transactions between two or more parties. The Series bears the risk that the issuer of the credit-linked note will default or become bankrupt. The Series bears the risk of loss of its principal investment and the periodic interest payments expected to be received for the duration of its investment in the credit-linked note. Credit default swaps and credit-linked notes may be illiquid. The Series will invest in such instruments consistent with applicable liquidity requirements.

Hybrid Instruments — Hybrid Instruments combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument (“Hybrid Instruments”). Often these Hybrid Instruments are indexed to the price of a commodity or particular currency or a domestic or foreign debt or equity securities index. Hybrid Instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity. The risks of investing in Hybrid Instruments reflect a combination of the risks from investing in securities, futures and currencies, including volatility and lack of liquidity. Reference is made to the discussion of futures and forward contracts in this Statement of Additional Information for a discussion of these risks. Further, the prices of the Hybrid Instrument and the related commodity or currency may not move in the same direction or at the same time. Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter market or in a private transaction between the Series and the seller of the Hybrid Instrument, the creditworthiness of the contract party to the transaction would be a risk factor which the Series would have to consider. Hybrid Instruments may not be subject to regulation of the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the Securities and Exchange Commission, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

Lending of Portfolio Securities — For the purpose of realizing additional income, the Series may make secured loans of Series’ securities amounting to not more than 33 1/3% of its total assets. Securities loans are made to broker/dealers, institutional investors, or other persons pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent and marked to market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as may be permitted under the Series’ investment program. While the securities are being lent, the Series will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Series has a right to call each loan and obtain the securities on five business days’ notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. The Series will not have the right to vote securities while they are being lent, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to persons deemed by the Investment Manager to be of good standing and will not be made unless, in the judgment of the Investment Manager, the consideration to be earned from such loans would justify the risk.

Leverage — The Series may use leverage. Leveraging the Series creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the NAV of the Series’ shares and in the yield on the Series’ portfolio. Although the principal of such borrowings will be fixed, the Series’ assets may change in value during the time the borrowing is outstanding. Since any decline in value of the Series’ investments will be borne entirely by the Series’ shareholders (and not by those persons providing the leverage to the Series), the effect of leverage in a declining market would be a greater decrease in NAV than if the Series were not so leveraged. Leveraging will create interest expenses for the Series, which can exceed the investment return from the borrowed funds. To the extent the investment return derived from securities purchased with borrowed funds exceeds the interest the Series will have to pay, the Series’ investment return will be greater than if leveraging were not used. Conversely, if the investment return from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the investment return of the Series will be less than if leveraging were not used.

Restricted Securities — Restricted securities cannot be sold to the public without registration under the Securities Act of 1933 (“1933 Act”). Unless registered for sale, restricted securities can be sold only in privately negotiated transactions or pursuant to an exemption from registration. Restricted securities are generally considered illiquid and, therefore, are subject to the Series’ limitation on illiquid securities.

Restricted securities (including Rule 144A Securities) may involve a high degree of business and financial risk which may result in substantial losses. The securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid for by the Series. In particular, Rule 144A Securities may be resold only to qualified institutional buyers in accordance with Rule 144A under the 1933 Act. Rule 144A permits the resale to “qualified institutional buyers” of “restricted securities” that, when issued, were not of the same class as securities listed on a U.S. securities exchange or quoted in the National Association of Securities Dealers Automated Quotation System. A “qualified institutional buyer” is defined by Rule 144A generally as an institution, acting for its own account or for the accounts of other qualified institutional buyers, that in aggregate owns and invests on a discretionary basis at least $100 million in securities of issuers not affiliated with the institution. A dealer registered under the Securities Exchange Act of 1934 (“1934 Act”), acting for its own account or the accounts of other qualified institutional buyers, that in the aggregate owns and invests on a discretionary basis at least $10 million in securities of issuers not affiliated with the dealer may also qualify as a qualified institutional buyer, as well as a 1934 Act registered dealer acting in a riskless principal transaction on behalf of a qualified institutional buyer.

The Fund’s Board of Directors is responsible for developing and establishing guidelines and procedures for determining the liquidity of Rule 144A Securities. As permitted by Rule 144A, the Board of Directors has delegated this responsibility to the Investment Manager. In making the determination regarding the liquidity of Rule 144A Securities, the Investment Manager will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, the Investment Manager may consider: (1) the frequency of trades and quotes, (2) the number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) the nature of the security and of the market place trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Investing in Rule 144A securities and other restricted securities could have the effect of increasing the amount of the Series’ assets invested in illiquid securities to the extent that qualified institutional buyers become uninterested, for a time, in purchasing these securities.

The Series also may purchase restricted securities that are not eligible for resale pursuant to Rule 144A. The Series may acquire such securities through private placement transactions, directly from the issuer or from security holders, generally at higher yields or on terms more favorable to investors than comparable publicly traded securities. However, the restrictions on resale of such securities may make it difficult for the Series to dispose of such securities at the time considered most advantageous and/or may involve expenses that would not be incurred in the sale of securities that were freely marketable. Risks associated with restricted securities include the potential obligation to pay all or part of the registration expenses in order to sell certain restricted securities. A considerable period of time may elapse between the time of the decision to sell a security and the time the Series may be permitted to sell it under an effective registration statement. If, during a period, adverse conditions were to develop, the Series might obtain a less favorable price than prevailing when it decided to sell.

Warrants — Investment in warrants is pure speculation in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Certain Risks of Foreign Investing —

Political and Economic Risks. Investing in securities of non-U.S. companies may entail additional risks due to the potential political and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, the Series could lose its entire investment in any such country.

Foreign Investment Restrictions. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Series. As illustrations, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investments by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. The Series could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

Non-Uniform Corporate Disclosure Standards and Governmental Regulation. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the foreign securities held by the Series will not be registered with the Securities and Exchange Commission or regulators of any foreign country, nor will the issuers thereof be subject to the Securities and Exchange Commission’s reporting requirements. Thus, there will be less available information concerning foreign issuers of securities held by the Series than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Investment Manager will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers.

Currency Fluctuations. Because the Series, under normal circumstances, may invest substantial portions of its total assets in the securities of foreign issuers which are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for part of the Series’ investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of the Series’ holdings of securities denominated in such currency and, therefore, will cause an overall decline in the Series’ NAV and any net investment income and capital gains to be distributed in U.S. dollars to shareholders of the Series.

The rate of exchange between the U.S. dollar and other currencies is determined by several factors including the supply and demand for particular currencies, central bank efforts to support particular currencies, the movement of interest rates, the pace of business activity in certain other countries and the U.S., and other economic and financial conditions affecting the world economy.

Although the Series values its assets daily in terms of U.S. dollars, the Series does not intend to convert holdings of foreign currencies into U.S. dollars on a daily basis. The Series will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (“spread”) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Series at one rate, while offering a lesser rate of exchange should the Series desire to sell that currency to the dealer.

Adverse Market Characteristics. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities exchanges and brokers generally are subject to less governmental supervision and regulation than in the U.S., and foreign securities exchange transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on

U.S. transactions. In addition, foreign securities exchange transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of the Series are uninvested and no return is earned thereon. The inability of the Series to make intended security purchases due to settlement problems could cause it to miss attractive opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to the Series due to subsequent declines in value of the portfolio security or, if the Series has entered into a contract to sell the security, could result in possible liability to the purchaser. The Investment Manager  will consider such difficulties when determining the allocation of the Series’ assets.

Non-U.S. Withholding Taxes. The Series’ investment income and gains from foreign issuers may be subject to non-U.S. withholding and other taxes, thereby reducing the Series’ investment income and gains.

Investment and Repatriation Restrictions. Foreign investment in the securities markets of certain foreign countries is restricted or controlled in varying degrees. These restrictions may at times limit or preclude investment in certain of such countries and may increase the costs and expenses of the Series. Investments by foreign investors are subject to a variety of restrictions in many developing countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, and limits on the types of companies in which foreigners may invest. Additional or different restrictions may be imposed at any time by these or other countries in which the Series invests. In addition, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including in some cases the need for certain government consents. These restrictions may in the future make it undesirable to invest in these countries.

Market Characteristics. Foreign securities may be purchased in over-the-counter markets or on stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. Foreign stock markets are generally not as developed or efficient as, and may be more volatile than, those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets and the Series’ portfolio securities may be less liquid and more volatile than securities of comparable U.S. companies. Equity securities may trade at price/earnings multiples higher than comparable United States securities, and such levels may not be sustainable. Fixed commissions on foreign stock exchanges are generally higher than negotiated commissions on United States exchanges although the Series will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of foreign stock exchanges, brokers and listed companies than in the United States. Moreover, settlement practices for transactions in foreign markets may differ from those in United States markets and may include delays beyond periods customary in the United States.

Information and Supervision. There is generally less publicly available information about foreign companies comparable to reports and ratings that are published about companies in the United States. Foreign companies are also generally not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to United States companies.

Costs. Investors should understand that the expense ratio of the Series that invest in foreign securities can be expected to be higher than investment companies investing in domestic securities since the cost of maintaining the custody of foreign securities and the rate of advisory fees paid by the Series are higher.

Other. With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Series, political or social instability, or diplomatic developments which could affect investments by U.S. persons in those countries.

Singapore and Hong Kong.  While the economies of Singapore and Hong Kong are exemplars of growth and development, they have been and continue to be subject, to some extent, to over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, reliance on exports and economic cycles.  These factors may affect the value of the Series’ investments.  In addition, these economies are heavily dependent on international trade, meaning the economic conditions of trading partners such as the U.S., Japan, China, and certain European countries may also affect the value of the Series’ investments.  The recent global economic crisis significantly lowered the region’s exports and foreign investments.

Australia. Australia’s agriculture and mining sectors account for a significant portion of its economy, making its economy—and in turn, the Series’ investments—particularly susceptible to adverse changes in these sectors. In addition, Australia’s economy is heavily dependent on international trade, meaning the economic conditions of trading partners such as the U.S., Asia and other regions or specific countries may affect the value of the Series’ investments. Australia is also prone to natural disasters such as drought, and the Series’ investments in Australia may be more likely to be affected by such events than its investments in other geographic regions.

Europe. The European Union (“EU”) is an intergovernmental and supranational organization comprised of most Western European countries and an increasing number of Eastern European countries (each such country, a “Member State”).  The EU aims to establish and administer a single market among Member States—consisting of a common trade policy and a single currency—and Member States established the European Economic and Monetary Union (“EMU”) in pursuit of this goal.  The EMU sets forth certain policies intended to increase economic coordination and monetary cooperation.  Many Member States have adopted the EMU’s euro as their currency and other Member States are generally expected to adopt the euro in the future.  When a Member State adopts the euro as its currency, the Member State cedes its authority to control monetary policy to the European Central Bank.

Member States, however, face a number of challenges, including, but not limited to: tight fiscal and monetary controls, complications that result from adjustment to a new currency, and the absence of exchange rate flexibility.  Unemployment in some European countries has been historically higher than in the United States, potentially exposing investors to political risk.  Any or all of these challenges may affect the value of the Series’ investments.

The recent global economic crisis also increases uncertainty surrounding Europe-linked investments.  The crisis triggered recessions among many European countries and weakened the countries’ banking and financial sectors.  Several smaller European economies, including Greece, Ireland, Portugal and Spain, in which the Series invests were brought to the brink of bankruptcy.  In addition, the crisis worsened public deficits across Europe, and some European countries including Greece, Ireland, Portugal and Spain, in which the Series invests may be dependent on assistance from other governments or organizations.  Such assistance may be subject to a country’s successful implementation of certain reforms.  An insufficient level of assistance (whether triggered by a failure to implement reforms or by any other factor) could cause a deep economic downturn and affect the value of the Series’ investments.

Japan.  Though Japan is one of the world’s largest economic powers, the Series’ investments in Japan are subject to special risks.  Japan’s population is aging and shrinking, increasing the cost of Japan’s pension and public welfare system, lowering domestic demand, and making the country more dependent on exports to sustain its economy.  The economic conditions of Japan’s trading partners may therefore affect the value of the Series’ Japan-linked investments.  Currency fluctuations may also significantly affect Japan’s economy.

Investment Restrictions

The Series operates within certain fundamental policies. These fundamental policies may not be changed without the approval of the lesser of (i) 67% or more of the Series’ shares present at a meeting of shareholders if the holders of more than 50% of the outstanding shares of the Series are present or represented by proxy or (ii) more than 50% of the Series’ outstanding voting shares. Other restrictions in the form of operating policies are subject to change by the Series’ Board of Directors without shareholder approval. Any investment restrictions that involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition of securities or assets of, or borrowing by, the Series. Calculation of the Series’ total assets for compliance with any of the following fundamental or operating policies or any other investment restrictions set forth in the Series’ Prospectus or Statement of Additional Information will not include cash collateral held in connection with the Series’ securities lending activities.

Fundamental Policies — The fundamental policies of the Series are:

1.
Percent Limit on Assets Invested in Any One Issuer Not to invest more than 5% of its total assets in the securities of any issuer (other than obligations of, or guaranteed by, the U.S. government, its agencies and instrumentalities), provided that this limitation applies only with respect to 75% of the Series’ total assets.

2.
Percent Limit on Share Ownership of Any One Issuer Not to purchase a security if, as a result, with respect to 75% of the value of the Series’ total assets, more than 10% of the outstanding voting securities of any one issuer would be held by the Series (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities).

3.
Underwriting Not to act as underwriter of securities issued by others, except to the extent that the Series may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities.

4.
Industry Concentration Not to invest in an amount equal to 25% or more of the Series’ total assets in a particular industry (other than securities of the U.S. government, its agencies or instrumentalities).

5.
Real Estate Not to purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Series from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

6.	Commodities Not to purchase or sell physical commodities, except that a series may enter into futures contracts and options thereon.

7.
Loans Not to lend any security or make any other loan if, as a result, more than 33 1/3% of the Series’ total assets would be lent to other parties, except: (i) through the purchase of a portion of an issue of debt securities in accordance with its investment objectives and policies or (ii) by engaging in repurchase agreements with respect to portfolio securities.

8.	Borrowing Not to borrow in excess of 33 1/3% of the Series’ total assets.

9.
Senior Securities Not to issue senior securities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. (A “senior security” generally is an obligation of the Series that has a claim to the Series’ assets or earnings that takes precedence over the claims of the Series’ shareholders.)

The Series interprets Fundamental Policy (5) to prohibit the purchase of real estate limited partnerships.

For the purposes of Fundamental Policies (2) and (4), each governmental subdivision, i.e., state, territory, possession of the United States or any political subdivision of any of the foregoing, including agencies, authorities, instrumentalities, or similar entities, or of the District of Columbia shall be considered a separate issuer if its assets and revenues are separate from those of the governmental body creating it and the security is backed only by its own assets and revenues. Further, in the case of an industrial development bond, if the security is backed only by the assets and revenues of a non-governmental user, then such non-governmental user will be deemed to be the sole issuer. If an industrial development bond or government issued security is guaranteed by a governmental or other entity, such guarantee would be considered a separate security issued by the guarantor. For the purpose of Fundamental Policy (4), industries are determined by reference to the classifications of industries set forth in the Series’ semi-annual and annual reports. For the purpose of Fundamental Policy (8), if at any time the amount of total Series’ assets less all liabilities and indebtedness (but not including the Series’ borrowings) (“asset coverage”) is less than an amount equal to 300% of any such borrowings, the Series will reduce its borrowings within three days (not including Sundays and holidays) or such longer period as the SEC may prescribe by rules and regulations so that such asset coverage is again equal to 300% or more.

For the purposes of Fundamental Policy (9), the term “as permitted under the 1940 Act” indicates that, unless otherwise limited by non-fundamental policies, the Series can borrow and issue senior securities to the extent permitted by the 1940 Act and interpretations thereof, and that no further action generally would be needed to conform the borrowing and senior securities policies of the Series to future change in the 1940 Act and interpretations thereof.

Operating Policies — The operating policies of the Series are:

1.
Loans The Series may not lend assets other than securities to other parties, except as otherwise provided in the Series’ fundamental policies. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

2.
Borrowing The Series may not borrow money or securities for any purposes except that borrowing up to 10% of the Series’ total assets from commercial banks is permitted for emergency or temporary purposes.

3.
Options The Series may buy and sell exchange-traded and over-the-counter put and call options, including index options, securities options, currency options and options on futures, provided that a call or put may be purchased only if after such purchase, the value of all call and put options held by the Series will not exceed 5% of the Series’ total assets. The Series may write only covered put and call options.

4.	Oil and Gas Programs The Series may not invest in oil, gas, mineral leases or other mineral exploration or development of programs.

5.
Investment Companies Except in connection with a merger, consolidation, acquisition, or reorganization, the Series may not invest in securities of other investment companies, except in compliance with the 1940 Act, and the rules thereunder, or the condition of an exemptive order from the Securities and Exchange Commission regarding the purchase of securities of money market funds managed by a sub-adviser.

6.	Control of Portfolio Companies The Series may not invest in companies for the purpose of exercising management or control.

7.
Short Sales The Series may not sell securities short, unless the Series owns or has the right to obtain securities equivalent in kind and amount to the securities sold short and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

8.
Margin The Series does not intend to purchase securities on margin, except that the Series may obtain such short-term credits as are necessary for the clearance of transactions and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

9.
Liquidity The Series may invest up to 15% of its net assets in illiquid securities, which are securities that may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Series was valuing the security.

For the purposes of Operating Policy (2), the policy on borrowing is not intended to limit the ability to pledge assets to the extent permitted under the 1940 Act.

Disclosure of Portfolio Holdings

It is the policy of the Series to protect the confidentiality of its holdings and prevent the selective disclosure of non-public information about its portfolio holdings. The Series’ service providers, to which the Series may disclose non-public information about portfolio holdings, are required to comply with this policy. No information concerning the portfolio holdings of any Series may be disclosed to any unaffiliated third party, except as provided below. The policy does not require a delay between the date of the information and the date on which the information is disclosed; however, recipients of non-public information will be subject to a confidentiality agreement and/or other restrictions on the use and dissemination of non-public portfolio holdings information as described in more detail below. The Board has adopted formal procedures governing compliance with this policy.

The Series or its duly authorized service providers may publicly disclose holdings of the Series in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC. A summary or list of the Series’ completed purchases and sales may only be made available after the public disclosure of its portfolio holdings.

The Series publishes a complete list of its month-end portfolio holdings on its website at www.securitybenefit.com/#983 generally within one to two days after the end of each calendar month.  Such information will remain online for four months, or as otherwise required by law. The day following such publication, the information is deemed to be publicly disclosed for the purposes of the policies and procedures adopted by the Series. The Series may then forward the information to investors, consultants and others at their request.

Numerous mutual fund evaluation services such as Standard & Poor’s, Morningstar or Lipper, and due diligence departments of broker/dealers and wirehouses regularly analyze the portfolio holdings of mutual funds in order to monitor and report on various attributes, including style, capitalization, maturity, yield, beta, etc. These services and departments then distribute the results of their analysis to the public, paid subscribers and/or in-house brokers. In order to facilitate the review of the Series by these services and departments, the Series may at any time as deemed necessary, consistent with its policies and procedures, distribute (or authorize its service providers to distribute) the Series’ securities holdings to such services and departments before their public disclosure is required or authorized, provided that: (i) the recipient does not distribute the portfolio holdings to third parties, other departments, or persons who are likely to use the information for purposes of purchasing or selling the Series (or any other fund that invests in the Series) before the portfolio holdings become public information, and (ii) the recipient signs a written confidentiality agreement, which includes provisions that require the recipient to limit access to such information only to its employees who are subject to a duty not to trade on non-public information. Persons and entities unwilling to execute an acceptable confidentiality agreement may only receive portfolio holdings information that has otherwise been publicly disclosed.

The Series also may disclose portfolio holdings information on an ongoing basis to certain service providers of the Series and others, who either by agreement or because of their respective duties to the Series are required to maintain the confidentiality of the information disclosed. The Series’ service providers and others who generally are provided such information in the performance of their contractual duties and responsibilities may include the Series’ custodians, Investment Manager, administrators, independent registered public accountants, attorneys, officers and directors, and its affiliates. At this time, the following entities receive this information on a daily basis: Factset (an analytical system used for portfolio attribution and performance); UMB Bank, N.A. and State Street Bank and Trust Company (the Series’ custodian banks); Interactive Data and Loan Pricing Corporation (the Series’ pricing services); and InvestOne (Sungard) (the Series’ accounting system).

Neither the Series nor its service providers receive any compensation from such services and departments. Subject to such departures as the Series’ chief compliance officer (“CCO”) believes reasonable and consistent with protecting the confidentiality of the portfolio information, each confidentiality agreement should generally provide that, among other things: the portfolio information is the confidential property of the Series (and its service providers, if applicable) and may not be shared or used directly or indirectly for any purpose except as expressly provided in the confidentiality agreement; the recipient of the portfolio information agrees to limit access to the portfolio information to its employees (and agents) who, on a need to know basis, are (1) authorized to have access to the portfolio information and (2) subject to confidentiality obligations, including duties not to trade on non-public information, no less restrictive than the confidentiality obligations contained in the confidentiality agreement, and upon written request, the recipient agrees to promptly return or destroy, as directed, the portfolio information.

Only the Board or the CCO may authorize disclosure of the Series’ securities holdings. In addition to the Board, the CCO may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio information and waive certain requirements. To the extent required by law, the CCO reports to the Board any violations of the Series’ policies and procedures on disclosure of portfolio holdings.

Any disclosure of the Series’ securities holdings must serve a legitimate business purpose of the Series and must be in the best interest of the Series’ shareholders. In making such a determination, the CCO must conclude that the anticipated benefits and risks to the Series and its shareholders justify the purpose of the disclosure. A further determination must be made to ensure that any conflicts of interest between the Series, its shareholders, and any third party are resolved prior to disclosure. The Series reserves the right to request certifications from senior officers of authorized recipients that the recipient is using the portfolio holdings information only in a manner consistent with the Series’ policy and any applicable confidentiality agreement. Neither the Series nor the Investment Manager receive any compensation or other consideration in connection with these arrangements.

As an oversight procedure, the CCO reports all arrangements to disclose portfolio holdings information to the Series’ Board of Directors on a periodic basis. If the Board determines that any such arrangement is or would be inappropriate, the Fund will promptly terminate the disclosure arrangement.

Management of the Fund

Board Responsibilities — The management and affairs of SBL Fund are overseen by its Board of Directors under the laws of the State of Kansas and the 1940 Act. The Board is responsible for overseeing the management and affairs of the Fund. The Board has considered and approved contracts, as described below, under which certain companies provide essential management and administrative services to SBL Fund. The day-to-day business of the Fund, including the day-to-day management of risk, is performed by third-party service providers, primarily the Investment Manager and Distributor. The Board is responsible for overseeing the Fund’s service providers and, thus, has oversight responsibility with respect to the risk management performed by those service providers. Risk management seeks to identify and mitigate the potential effects of risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of SBL Fund. Under the oversight of the Board, the service providers to the Fund employ a variety of processes, procedures and controls to identify risks relevant to the operations of SBL Fund and to lessen the probability of the occurrence of such risks and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of SBL Fund’s business and, consequently, for managing the risks associated with that activity.

The Board oversees the risk management of the Fund’s operations, in part, by requesting periodic reports from and otherwise communicating with various personnel of SBL Fund and its service providers, including in particular SBL Fund’s Chief Compliance Officer and its independent accountants. The Board and, with respect to identified risks that relate to its purpose, the Audit Committee, oversee efforts by management and service providers to manage risks to which the Fund may be exposed.

The Board recognizes that not all risks that may affect the Fund can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to seek to achieve the Series’ investment objective, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, despite the periodic reports the Board receives, it may not be made aware of all of the relevant information of a particular risk. Most of the Series’ investment management and business affairs are carried out by or through the Investment Manager, Distributor and other service providers, each of which has an independent interest in risk management, which interest could differ from or conflict with that of SBL Fund. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to limitations.

Directors and Officers — The Chairman of the Board, Richard M. Goldman, is an “interested person,” as that term is defined by the 1940 Act, of SBL Fund.  Donald A. Chubb, Jr., who is not an interested person of SBL Fund, serves as its Lead Independent Director. The Board has determined that the leadership structure of SBL Fund is appropriate given its specific characteristics and circumstances; in particular, the Board has considered that the Independent Directors constitute a substantial majority of the Board and are advised by independent counsel experienced in 1940 Act matters, and the role of the Lead Independent Director is to act as a liaison between the Independent Directors and management and promote the open flow of information and views between Fund management and the Independent Directors. In addition, the Board considered the benefits of having the Board meetings run by a member of management who is immersed in the Fund’s business on a day-to-day basis and is a mutual fund industry participant. The Board also considered that the current structure and processes for developing Board meeting agendas and conducting Board meetings results in full and constructive discussions of Fund business that focus the Directors on important issues facing the Fund.

Name, Address and Age	Position(s) held with the Fund	Term of Office and Length of Time Served1	Principal Occupation(s) during the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships held by Director
Independent Directors
Donald A. Chubb, Jr. One Security Benefit Place Topeka, KS 66636-0001 (DOB 12/14/46)	Director	Since 1994	Current: Business broker, Griffith & Blair Realtors.	29	None
Harry W. Craig, Jr. One Security Benefit Place Topeka, KS 66636-0001 (DOB 5/11/39)	Director	Since 2004	Current: Chairman, CEO, Secretary and Director, The Martin Tractor Company, Inc.	29	None

Name, Address and Age	Position(s) held with the Fund	Term of Office and Length of Time Served1	Principal Occupation(s) during the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships held by Director
Penny A. Lumpkin One Security Benefit Place Topeka, KS 66636-0001 (DOB 8/20/39)	Director	Since 1993	Current: Partner, Vivian’s Gift Shop (Corporate Retail); Vice President, Palmer Companies, Inc. (Small Business and Shopping Center Development); PLB (Real Estate Equipment Leasing).	29	None
Maynard F. Oliverius One Security Benefit Place Topeka, KS 66636-0001 (DOB 12/18/43)	Director	Since 1998	Current: President and Chief Executive Officer, Stormont-Vail HealthCare.	29	None
Jerry B. Farley One Security Benefit Place Topeka, KS 66636-0001 (DOB 9/20/46)	Director	Since 2005	Current: President, Washburn University.	29	Westar Energy, Inc. and CoreFirst Bank and Trust
Directors who are “Interested Persons”2
Richard M. Goldman Six Landmark Square Stamford, CT 06901 (DOB 3/4/61)	Director, President, and Chairman of the Board	Since 2008
Current: Senior Vice President, Security Benefit Corporation; CEO, Security Benefit Asset Management Holdings, LLC; CEO, President & Manager Representative, Security Investors, LLC; CEO & Manager, Rydex Holdings, LLC; CEO, President, & Manager, Rydex Distributors, LLC; Manager, Rydex Fund Services, LLC; and President & Trustee, Rydex Series Funds, Rydex ETF Trust, Rydex Dynamic Funds and Rydex Variable Trust

Director, First Security Benefit Life Insurance Company (2007–2010); President & Director, Security Global Investors (2010–2011); CEO & Director, Rydex Advisors, LLC & Rydex Advisor II, LLC (2010); and Director, Security Distributors, Inc. (2007-2009). Managing Member, RM Goldman Partners, LLC (2006-2007). President and CEO, ForstmannLeff (2003-2005).
				29	Rydex Series Funds (60); Rydex ETF Trust (25); Rydex Dynamic Funds (8); Rydex Variable Trust (58)
1    Directors serve until the next annual meeting or their successors are duly elected and qualified.
2    This director is deemed to be an “interested person” of the Fund under the 1940 Act by reason of his position with the Fund’s Investment Manager and/or the parent of the Investment Manager.

Name, Address and Age	Position(s) held with the Fund	Term of Office and Length of Time Served1	Principal Occupation(s) during the Past 5 Years
Officers
Mark P. Bronzo One Security Benefit Place Topeka, KS 66636-0001 (DOB 11/1/60)	Vice President	Since 2008	Current: Portfolio Manager, Security Investors, LLC. Managing Director and Chief Compliance Officer, Nationwide Separate Accounts LLC. (2003-2008)
Keith A. Fletcher One Security Benefit Place Topeka, KS 66636-0001 (DOB 02/18/58)	Vice President	Since 2010
Current: Senior Vice President, Security Investors, LLC; Vice President, Rydex Holdings, LLC; Vice President, Rydex Specialized Products, LLC; Vice President, Rydex Distributors, LLC; Vice President, Rydex Fund Services, LLC; Vice President and Director, Advisor Research Center, Inc.; and Vice President, Rydex Series Funds, Rydex ETF Trust, Rydex Dynamic Funds and Rydex Variable Trust

Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); and Vice President, Rydex Advisors II, LLC (2010)

Joanna M. Haigney Catalucci One Security Benefit Place Topeka, KS 66636-0001 (DOB 10/10/1966)	Chief Compliance Officer	Since 2010
Current: Chief Compliance Officer & Secretary, Rydex Series Funds, Rydex ETF Trust, Rydex Dynamic Funds, and Rydex Variable Trust; Vice President, Rydex Holdings, LLC; Vice President, Security Benefit Asset Management Holdings, LLC; and Senior Vice President & Chief Compliance Officer, Security Investors, LLC

Senior Vice President, Security Global Investors, LLC (2010-2011); Chief Compliance Officer and Senior Vice President, Rydex Advisors, LLC & Rydex Advisors II, LLC (2010)

Nikolaos Bonos One Security Benefit Place Topeka, KS 66636-0001 (DOB 05/30/1963)	Treasurer	Since 2010
Current: Senior Vice President, Security Investors, LLC; Chief Executive Officer & Manager, Rydex Specialized Products, LLC; Chief Executive Officer & President, Rydex Fund Services, LLC; Vice President, Rydex Holdings, LLC; Vice President & Treasurer, Rydex Series Funds; Rydex ETF Trust; Rydex Dynamic Funds; and Rydex Variable Trust; and Vice President, Security Benefit Asset Management Holdings, LLC

Senior Vice President, Security Global Investors, LLC (2010-2011); and Senior Vice President, Rydex Advisors, LLC and Rydex Advisors II, LLC

Joseph M. Arruda One Security Benefit Place Topeka, KS 66636-0001 (DOB 09/05/1966)	Assistant Treasurer	Since 2010
Current: Vice President, Security Investors, LLC; Chief Financial Officer & Manager, Rydex Specialized Products, LLC; and Assistant Treasurer, Rydex Series Funds; Rydex Dynamic Funds; Rydex ETF Trust; and Rydex Variable Trust
Vice President, Security Global Investors, LLC (2010-2011); and Vice President, Rydex Advisors, LLC and Rydex Advisors II, LLC (2010)

Amy J. Lee One Security Benefit Place Topeka, KS 66636-0001 (DOB 6/5/61)	Secretary and Vice President	Since 1987 (Secretary) Since 2007 (Vice President)
Current: Senior Vice President & Secretary, Security Investors, LLC; Secretary & Chief Compliance Officer, Security Distributors, Inc.; Vice President, Associate General Counsel & Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation; Associate General Counsel, First Security Benefit Life Insurance and Annuity of New York; Vice President & Assistant Secretary, Rydex Series Funds, Rydex ETF Trust, Rydex Dynamic Funds, and Rydex Variable Trust; Vice President & Secretary, Rydex Holdings, LLC Secretary, Advisor Research Center, Inc., Rydex Specialized Products, LLC, Rydex Distributors, LLC and Rydex Fund Services, LLC; and Assistant Secretary, Security Benefit Clinic and Hospital

Senior Vice President & Secretary, Security Global Investors, LLC (2007-2011); Senior Vice President & Secretary, Rydex Advisors, LLC and Rydex Advisors II, LLC (2010); and Director, Brecek & Young Advisors, Inc. (2004-2008)

Name, Address and Age	Position(s) held with the Fund	Term of Office and Length of Time Served1	Principal Occupation(s) during the Past 5 Years
Mark A. Mitchell One Security Benefit Place Topeka, KS 66636-0001 (DOB 8/24/64)	Vice President	Since 2003	Current: Portfolio Manager, Security Investors, LLC Vice President and Portfolio Manager, Security Benefit Life Insurance Company (2003-2010)
Joseph C. O’Connor One Security Benefit Place Topeka, KS 66636-0001 (DOB 7/15/60)	Vice President	Since 2008	Current: Portfolio Manager, Security Investors, LLC. Managing Director, Nationwide Separate Accounts LLC. (2003-2008)
Daniel W. Portanova One Security Benefit Place Topeka, KS 66636-0001 (DOB 10/2/60)	Vice President	Since 2008	Current: Portfolio Manager, Security Investors, LLC. Managing Director, Nationwide Separate Accounts LLC. (2003-2008)
James P. Schier One Security Benefit Place Topeka, KS 66636-0001 (DOB 12/28/57)	Vice President	Since 1998	Current: Senior Portfolio Manager, Security Investors, LLC Vice President & Senior Portfolio Manager, Security Benefit Life Insurance Company (1998-2010)
David G. Toussaint One Security Benefit Place Topeka, KS 66636-0001 (DOB 10/10/66)	Vice President	Since 2005	Current: Portfolio Manager, Security Investors, LLC. Assistant Vice President and Portfolio Manager, Security Benefit Life Insurance Company. (2005-2009)
1 Officers serve until the next annual meeting or their successors are duly elected and qualified.

Committees

Audit Committee — The Board of Directors has an Audit Committee, the purpose of which is to meet with the independent registered public accountants, to review the work of the auditors, and to oversee the handling by the Investment Manager of the accounting functions for the Fund. The Audit Committee consists of the following independent directors: Messrs. Craig, Chubb, Farley and Oliverius and Ms. Lumpkin. The Audit Committee held [two] meetings during the fiscal year ended December 31, 2010.

Contract Renewal Committee — The Board of Directors has a Contract Renewal Committee, the purpose of which is to meet in advance of the annual contract renewal meeting and review relevant information before voting on whether to renew the Fund’s investment advisory agreements. The Committee also considers whether additional information should be requested from management in connection with the annual review of the Funds’ advisory agreements. The Contract Renewal Committee consists of the following independent directors: Messrs. Craig, Chubb, Farley and Oliverius and Ms. Lumpkin. The Committee met [once] during the fiscal year ended December 31, 2010.

Nominating Committee — The Board of Directors has established a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Director vacancies on the Board. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination. The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include, at a minimum, the following information as to each individual proposed for nominations as director: such individual's written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a director (if elected) and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of directors, or is otherwise required, in each case under applicable federal securities laws, rules and regulations. The Nominating Committee consists of Messrs. Chubb, Farley, Craig, and Oliverius and Ms. Lumpkin. The Nominating Committee held [no] meetings during the calendar year ended December 31, 2010.

Remuneration of Directors

The Fund pays each of its directors, except those directors who are “interested persons” of the Fund, an annual retainer of $32,000 and a fee of $6,000 per meeting, plus reasonable travel costs, for each meeting of the board attended. The Fund pays a fee of $3,500 per meeting and reasonable travel costs for each meeting of the Fund’s audit committee attended and $2,500 per any telephone board meeting for which there is an agenda, minutes and a duration of one hour or more. Each series of the Fund, including the Series, pays proportionately its respective share of independent directors’ fees, audit committee fees and travel costs based on relative net assets.

The Investment Manager compensates its officers and directors who may also serve as officers or directors of the Fund. The Fund does not pay any fees to, or reimburse expenses of, its Directors who are considered “interested persons” of the Fund. The aggregate compensation paid by the Fund to each of the directors during the fiscal year ended December 31, 2010, and the aggregate compensation paid to each of the independent directors during calendar year 2010 by all five of the registered investment companies to which the Investment Manager provides investment advisory services (collectively, the “Rydex | SGI Funds”), are set forth below. Each of the directors is a director of each of the other registered investment companies in the Rydex | SGI Funds

Names of Independent Directors of the Fund	Aggregate Compensation from SBL Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Security Fund Complex, Including the Fund
Donald A. Chubb, Jr.	$[41,715]	$0	$0	$[79,000]
Penny A. Lumpkin	[41,715]	0	0	[79,000]
Jerry B. Farley	[36,590]	0	0	[69,500]
Harry W. Craig, Jr.	[41,715]	0	0	[79,000]
Maynard F. Oliverius	[41,715]	0	0	[79,000]

Names of Directors who are “Interested Persons” of the Fund	Aggregate Compensation from SBL Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Security Fund Complex, Including the Fund
Richard M. Goldman	$0	$0	$0	$0

Security Investors, LLC compensates its officers and directors who may also serve as officers or directors of the Fund. As of [April 1, 2010], the Fund’s officers and directors (as a group) beneficially owned no shares of the Fund.

Directors’ Ownership of Securities

As of December 31, 2010, the Directors of the Fund beneficially owned no shares of the Fund and also beneficially owned shares of other mutual funds in the family of mutual funds overseen by the Directors in the dollar ranges set forth below:

Name of Director	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Director in Family of Investment Companies
Donald A. Chubb, Jr.	[Over $100,000]
Penny A. Lumpkin	[$50,001-$100,000]
Harry W. Craig, Jr.	[Over $100,000]
Maynard F. Oliverius	[Over $100,000]
Jerry B. Farley	[Over $100,000]

The following Directors who are “interested persons” of the Fund beneficially owned no shares of the Fund and also beneficially owned shares of other mutual funds in the family of mutual funds overseen by the Directors in the dollar ranges set forth below:

Name of Director	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Director in Family of Investment Companies
Richard M. Goldman	$10,001-$50,000

Sale and Redemption of Shares

Shares of the Series are sold and redeemed at its NAV next determined after receipt and acceptance of a purchase order or receipt of a redemption request. Orders by a fund of funds for which the Investment Manager or an affiliate serves as investment manager will be treated as received by the Series at the same time that the corresponding purchase orders are received in proper form by the fund of funds and accepted. No sales or redemption charge is paid to the Series. The value of shares redeemed may be more or less than the shareholder’s cost, depending upon the market value of the portfolio securities at the time of redemption. Payment for shares redeemed will be made as soon as practicable after receipt, but in no event later than seven days after tender, except that the Fund may suspend the right of redemption during any period when trading on the NYSE is restricted or the NYSE is closed for other than weekends or holidays, or any emergency is deemed to exist by the Securities and Exchange Commission.

The Series reserves the right to withdraw all or any part of the offering and to reject purchase orders.

Other Distribution or Service Arrangements

      SBL and/or its affiliates may participate in arrangements whereby they compensate, out of their own resources and at no additional cost to the Series or the Series’ shareholders, financial representatives who sell SBL’s variable annuity products that invest in the Fund. Such payments, commonly referred to as “revenue sharing,” do not increase Series’ expenses and are not reflected in the fees and expenses listed in the expense tables of this prospectus. Such compensation may be paid to intermediaries for (without limitation) marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Such compensation may also be paid to intermediaries for inclusion of the Series on a sales list, including a preferred or select sales list, or in other sales programs. Revenue sharing may also be paid to affiliates or to intermediaries that provide services to the Series or to shareholders, including (without limitation) shareholder servicing, sub-administration or sub-transfer agency services. The compensation received by such financial representatives via these payments may be more or less than the overall compensation received by the intermediaries in connection with the sale of other investment products and may influence the products offered or recommended by the intermediary. Additional information about these arrangements is provided in the prospectus of the variable life insurance or variable annuity product or through a financial representative. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your sales person to recommend the Series over another investment. Shareholders should inquire of an intermediary how the intermediary will be compensated for investments made in the Series.

As of the date of this Statement of Additional Information, the Investment Manager has revenue sharing arrangements in place with its affiliates (1) Security Distributors, Inc. (“SDI”), pursuant to which SDI receives 0.35% of the average daily value of the shares of all series of the Fund, except Series C, Series E, and Series P; 0.20% of the average daily value of the shares of Series E and Series P; and 0.10% of the average daily value of Series C, held in certain variable annuity contracts; and (2) Security Benefit Life Insurance Company and First Security Benefit Life Insurance and Annuity Company (the “Companies”) pursuant to which the Companies receive 0.25% of the average daily value of the shares held in certain variable annuity contracts.

Investment Management

The Investment Manager, Security Investors, LLC, 5801 SW 6th Avenue, Topeka, Kansas, 66636-0001 serves as investment adviser to the Fund. The Investment Manager also acts as investment adviser to Security Equity Fund, Security Large Cap Value Fund, Security Mid Cap Growth Fund, and Security Income Fund.

The Investment Manager is a limited liability company controlled by Security Benefit Corporation (“SBC”). The Investment Manager is an affiliate of Security Benefit Life Insurance Company (“SBL”). SBC is wholly-owned by Security Mutual Holding Company, which is controlled by SBL policyholders.

Investment Advisory Agreement — The Investment Manager serves as investment adviser to the Fund under an Investment Advisory Contract which was approved by the Fund’s Board of Directors, approved by shareholders on May 21, 2010 and which became effective on August 1, 2010.  The contract may be terminated without penalty at any time by either party on 60 days’ written notice and is automatically terminated in the event of its assignment.

Pursuant to the Investment Advisory Contract, the Investment Manager furnishes investment advisory, statistical and research services, supervises and arranges for the purchase and sale of securities on behalf of the Fund, and provides for the compilation and maintenance of records pertaining to the investment advisory function. For such services, the Investment Manager is entitled to receive compensation on an annual basis as reflected in the table below.

Management Fees (Net of Waivers) (expressed as a percentage of average net assets, calculated daily and paid monthly)
Series D (MSCI EAFE Equal Weight Series)	[0.70]%*
*Effective [April 29], 2011, the management fee for Series D changed from 1.00% to [0.70]%.

During the last three fiscal years, the Fund paid the following amounts to the Investment Manager for its services:

Fund	Year	Investment Advisory Fees Paid to Investment Manager	Investment Advisory Fees Waived by and Reimbursements from Investment Manager

Series D (MSCI EAFE Equal Weight Series)	2010	$2,556,930	$0
	2009	2,566,995	0
	2008	4,167,035	0

The Investment Manager has agreed through April 30, 2012, to reimburse the Series or waive a portion of its management fee for any amount by which the total annual expenses of the Series (including management fees, but excluding interest, taxes, brokerage commissions, and extraordinary expenses) for any fiscal year exceeds the level of expenses which the Series are permitted to bear under the most restrictive expense limitation imposed by any state in which shares of the Funds are then qualified for sale. (The Investment Manager is not aware of any state that currently imposes limits on the level of mutual fund expenses.)  Pursuant to a Fund Accounting and Administration Agreement, as amended, the Investment Manager also acts as the administrative agent for the Fund and, as such, performs administrative functions and the bookkeeping, accounting and pricing functions for the Fund. For these services the Investment Manager receives, on an annual basis, a fee of 0.15% for Series D (based on average daily net assets) or $60,000 per year, whichever is greater.

The administrative fees paid by the Series D during its fiscal years ended December 31, 2010, 2009, and 2008 were $383,541, $385,050, and $625,061, respectively.

Pursuant to a Transfer Agency Agreement with the Fund, as amended, Rydex Fund Services, LLC acts as the transfer agent for the Fund (the “Transfer Agent”). As such, the Transfer Agent performs all shareholder servicing functions, including transferring record ownership, processing purchase and redemption transactions, answering inquiries, mailing shareholder communications and acting as the dividend disbursing agent for the separate accounts of participating insurers to which shares of the Fund are sold. For these services, the Transfer Agent receives the following fees with respect to the Series:

1.	Account Set-Up Charge – A fee of $4 to open an account on the Investment Manager’s transfer agency system to hold shares of the Series.

2.
Annual Maintenance Charge – An annual per account fee of: (i) $8 per open account for regular accounts; (ii) $6.50 per open account with respect to accounts which are Matrix Level III pursuant to the National Securities Clearing Corporation networking systems; and (iii) $5 per account for closed accounts that remain outstanding on the Investment Manager’s transfer agency system (regardless of whether such accounts are regular or Matrix Level III).

3.	Transaction Charge – A per transaction charge of (i) $1.10 per transaction for regular accounts and (ii) $0.60 per transaction for accounts that are Matrix Level III.

Each series of the Fund, including the Series, is also subject to a minimum fee per year of $25,000.

Prior to February 21, 2011, the Investment Manager served as the Fund’s transfer agent and the Fund paid the Investment Manager $25,519, $25,352, and $25,328 in transfer agency fees during the fiscal years ended December 31, 2010, 2009, and 2008, respectively.  The Fund did not pay the Transfer Agent any transfer agency fees during the fiscal years ended December 31, 2010, 2009, and 2008.

The Fund will pay all of its expenses not assumed by the Investment Manager or the Distributor including organization expenses; directors’ fees; fees and expenses of Fund’s custodians; taxes and governmental fees; interest charges; any membership dues; brokerage commissions; expenses of preparing and distributing reports to shareholders; costs of shareholder and other meetings; and legal, auditing and accounting expenses. The Fund will also pay all for the preparation and distribution of the prospectus to its shareholders and all expenses in connection with its registration under federal and state securities laws. The Fund pays nonrecurring expenses that may arise, including litigation expenses affecting the Fund.

The Fund’s Investment Advisory Contract, Fund Accounting and Administration Agreement and Transfer Agency Agreement are renewable annually by the Fund’s Board of Directors or by a vote of a majority of each individual Series’ outstanding securities and, in either event, by a majority of the Board who are not parties to the Agreements or interested persons of any such party. The Agreements provide that they may be terminated without penalty at any time by either party on 60 days’ notice and are automatically terminated in the event of assignment.

Sub-Adviser

Prior to January 14, 2011 Security Global Investors, LLC (“SGI”) acted as a sub-advisor to the Series.  Pursuant to sub-advisory agreements between the Investment Manager and SGI, SGI furnished investment advisory, statistical and research services, supervised and arranged for the purchase and sale of securities on behalf of the Series and provided for the compilation and maintenance of records pertaining to such investment advisory services, subject to the control and supervision of the Fund’s Board of Directors and the Investment Manager.  For such services, the Investment Manager paid SGI an annual fee equal to a percentage of the average daily closing value of the combined net assets of the Series and another series, computed on a daily basis as follows: 0.35% of the combined average daily net assets up to $300 million, plus 0.30% of such assets over $300 million up to $750 million and 0.25% of such assets over $750 million. Effective January 14, 2011, SGI was merged with and into the Investment Manager.

During the fiscal years ended December 31, 2010, 2009, and 2008, the Investment Manager paid the following amounts to SGI for its services:

Series	Year	Sub-Advisory Fees Paid to Sub-Adviser	Sub-Advisory Fees Waived by Sub-Adviser

D	2010	$[ ]	$[ ]
	20091	878,016	0
	20082	1,360,116	0
1Series D does not currently utilize a sub-adviser.  The total displayed here was paid to Security Global Investors, LLC, a former sub-adviser to Series D that was merged with and into the Investment Manager in January, 2011.

2Of the total displayed here, $274,315, was paid to OppenheimerFunds, Inc., a former sub-adviser to Series D and $1,085,801, was paid to Security Global Investors, LLC, a former sub-adviser to Series D that was merged with and into the Investment Manager in January, 2011.

Code of Ethics

The Fund, the Investment Manager and the Distributor each has adopted a written code of ethics (the “Code of Ethics”) which governs the personal securities transactions of “access persons” of the Fund. Access persons may invest in securities, including securities that may be purchased or held by the Fund, provided that they obtain prior clearance before engaging in securities transactions, subject to certain de minimis exceptions. Access persons include officers and directors of the Fund and Investment Manager and employees that participate in, or obtain information regarding, the purchase or sale of securities by the Fund or whose job relates to the making of any recommendations with respect to such purchases or sales. All access persons must report their personal securities transactions within thirty days of the end of each calendar quarter.

Subject to certain de minimis exceptions for access persons not involved in the fund accounting or asset management activities of the Investment Manger, access persons will not be permitted to effect transactions in a security if it: (a) is being considered for purchase or sale by the Fund; (b) is being purchased or sold by the Fund; or (c) is being offered in an initial public offering. Portfolio managers, research analysts, and traders are also prohibited from purchasing or selling a security within seven calendar days before or after any Rydex | SGI Fund or any funds managed by an affiliated investment adviser trades in that security. Any material violation of the Code of Ethics is reported to the Board of the Fund. The Board also reviews the administration of the Code of Ethics on an annual basis. The Code of Ethics is on public file with the SEC and is available from the Commission.

Portfolio Managers

Information Regarding Conflicts of Interest and Compensation of Portfolio Managers —

Security Investors, LLC

Conflicts of Interest. From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of the Series on the one hand and the management of other registered investment companies, pooled investment vehicles and other accounts (collectively, “other accounts”) on the other. The other accounts might have similar investment objectives or strategies as the Series, track the same index as the Series tracks or otherwise holds, purchase, or sell securities that are eligible to be held, purchased or sold by the Series. The other accounts might also have different investment objectives or strategies than the Series.

Allocation of Limited Time and Attention. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

Knowledge and Timing of Series Trades. A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of the Series. Because of his or her position with the Series, the portfolio manager knows the size, timing and possible market impact of the Series’ trades. It is theoretically possible that the portfolio manager could use this information to the advantage of other accounts and to the possible detriment of the Series.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with comparable investment guidelines. An investment opportunity may be suitable for both the Series and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Series and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Series and another account. The Investment Manager has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Selection of Brokers/Dealers. Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or accounts that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the 1934 Act), which may result in the payment of higher brokerage fees than might otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the Series, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

Performance Fees. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to accounts with a heavily performance-oriented fee.

Compensation Information. The Investment Manager compensates each portfolio manager for his/her management of the Series. The portfolio managers’ compensation consists of an annual salary and the potential for two discretionary awards through a short-term incentive plan and a long-term incentive plan.

The short-term incentive award is designed to create an annual pool funded through the retention of a percentage of revenue on those assets managed by the investment team. Senior management then determines individual allocations based primarily on contribution to pre-tax investment performance over the most recent one year period as well as a number of more subjective factors, including enhancements to existing products, creation of new products and concepts, support of sales, marketing and client service, and contributions to the advancement of the organization as a whole.

Certain portfolio managers are also incented through a long-term incentive plan, which is designed to reward the portfolio managers on the growth of the business as a whole. This pool funds over a three year timeframe based on the operating income growth of the business. Units, which represent the percentage of the pool, are allocated over time to individuals based upon the portfolio managers’ contributions to the company’s success as determined by management.

The Investment Manager also has a relocation plan for personnel that include its portfolio managers, which provides the following benefits:

A.	Costs associated with the transportation and storage of household goods;

B.	Reasonable and customary charges associated with the sale of the previous, primary residence (not to exceed $30,000);

C.	Temporary living expenses (not to exceed 60 days);

D.	Pre-move travel for associate and spouse to locate new housing;

E.	Costs for associate and his or her dependents to travel from the old location to the new residence.

Reimbursements for expenses that are not tax deductible will be “grossed up” (at the IRS supplemental tax rates) by the Investment Manager to minimize the associate’s tax liability. Tax deductible expenses paid by the Investment Manager will not be “grossed up.”

Other Accounts Managed by Portfolio Managers — The following table identifies, as of December 31, 2010, the number of, and total assets of, other registered investment companies, pooled investment vehicles and other accounts managed by each Portfolio Manager. None of the portfolio managers beneficially own shares of any of the Series.

Portfolio Manager	Registered Investment Companies (Other than the Series Listed)		Other Pooled Investment Vehicles		Other Accounts
Series	Number	Total Assets (in millions)	Number	Total Assets (in millions)	Number	Total Assets (in millions)
Michael P. Byrum
Series D	147	$13,270	0	$0	1	$104.8
Michael J. Dellapa
Series D	147	$13,270	0	$0	1	$104.8
Ryan A. Harder
Series D	147	$13,270	0	$0	1	$104.8

As of December 31, 2010, none of the Portfolio Managers’ companies, vehicles or other accounts listed above had an advisory fee based on performance.

Proxy Voting

The Board of Directors has delegated to the Investment Manager the final authority and responsibility for voting proxies with respect to the Series’ underlying securities holdings. Please see Appendix B for the Proxy Voting Policies and Procedures of the Investment Manager.

The Series will be required to file SEC Form N-PX, with its complete proxy voting records for the 12 months ended June 30, no later than August 31 of each year. The first filing of Form N-PX will be made no later than August 31 of each year. Once filed, the Form will be available without charge: (1) from the Series, upon request by calling 1-800-888-2461 and (2) on the SEC’s website at www.sec.gov.

Distributor

Rydex Distributors, LLC, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850, a Maryland corporation, and Security Distributors, Inc., One Security Benefit Place, Topeka, Kansas 66636-0001, (collectively, the “Co-Distributors”) serve as a co-principal underwriters for shares of SBL Fund pursuant to distribution agreements with the Fund. The Co-Distributors act in such capacity on a best-efforts basis and offer shares of the Fund on a continuous basis. Rydex Distributors, LLC, also acts as principal underwriter for Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, Security Mid Cap Growth Fund, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust.

The distribution agreement between Rydex Distributors, LLC and the Fund became effective as of January 2, 2010. It has an initial two year term. Thereafter, the agreement is renewable annually either by the Fund’s Board of Directors or by a vote of a majority of the Fund’s outstanding securities, and in either event, by a majority of the Board who are not parties to the agreement or interested persons of any such party. The agreement may be terminated by either party upon 60 days’ written notice.

The distribution agreement between Security Distributors, Inc. and the Fund became effective as of January 27, 2000, and is renewable annually either by the Fund’s Board of Directors or by a vote of a majority of the Fund’s outstanding securities, and in either event, by a majority of the Board who are not parties to the agreement or interested persons of any such party. The agreement may be terminated by either party upon 60 days’ written notice.

How Net Asset Value Is Determined

As discussed in the Prospectus for the Fund, the NAV per share of the Series is determined as of the close of regular trading hours on the NYSE (normally 4:00 p.m. Eastern Standard Time) on each day that the NYSE is open for trading (other than a day on which no shares of the Series are tendered for redemption and no order to purchase shares of the Series is received). The NYSE is open for trading Monday through Friday except when closed in observance of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good

Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The determination is made by dividing the value of the portfolio securities of the Series, plus any cash or other assets (including dividends accrued but not collected), less all liabilities (including accrued expenses but excluding capital and surplus) by the number of shares of the Series outstanding. In determining the NAV, securities listed or traded on a recognized securities exchange are valued on the basis of the last sale price. If there are no sales on a particular day, the securities shall be valued at the last bid price. All other securities for which market quotations are available are valued on the basis of the last current bid price.

If market prices are not available, the fair value of securities is determined using procedures approved by the Fund’s Board of Directors. In addition, if between the time trading ends on a particular security and the close of trading on the NYSE events occur that materially affect the value of the security, the security may be valued at its fair value as determined in good faith by the Investment Manager under procedures approved by the Board of Directors. In such a case, the Series’ NAV will be subject to the judgment of the Investment Manager rather than being determined by the market.

The Series’ short-term debt securities may be valued by the amortized cost method. As a result of using this method, during periods of declining interest rates, the yield on shares of the Series using this method (computed by dividing the annualized income of the Series by the NAV computed as described above) may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Series for instruments with remaining maturities of 60 days or less resulted in a lower aggregate portfolio value on a particular day, a prospective investor would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values, and existing investors in the Series would receive less investment income. The converse would apply in a period of rising interest rates. To the extent that, in the opinion of the Board of Directors, the amortized cost value of a portfolio instrument or instruments does not represent fair value thereof as determined in good faith, the Board of Directors will take appropriate action, which would include a revaluation of all or an appropriate portion of the portfolio based upon current market factors.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities used in computing the NAV of the shares of the Series generally are determined as of the close of such foreign markets or the close of the NYSE, if earlier. Foreign currency exchange rates are generally determined prior to the close of the NYSE. Trading on foreign exchanges and in foreign currencies may not take place on every day the NYSE is open. Conversely, trading in various foreign markets may take place on days when the NYSE is not open and on other days when the Fund’s NAVs are not calculated. Therefore, the shares of the Series which invests in foreign securities may be significantly affected on days when investors have no access to the Series. The calculation of the NAV for Series that invest in foreign securities may not occur contemporaneously with the determination of the most current market prices for the securities included in such calculation, and events affecting the value of such securities and such exchange rates that occur between the times at which they are determined and the close of the NYSE will not be reflected in the computation of NAV. If during such periods, events occur that materially affect the value of such securities, the securities will be valued at their fair market value as determined in good faith by the Directors.

For purposes of determining the NAV per share of the Series, all assets and liabilities initially expressed in foreign currencies will be converted into United States dollars at the mean between the bid and offer prices of such currencies against United States dollars quoted by any major U.S. bank.

As discussed in the Fund’s Prospectus and this Statement of Additional Information, the loans (including Senior Loans) in which the Series may invest are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market although typically no formal market-makers exist. This market, while having substantially grown in the past several years, generally has fewer trades and less liquidity than the secondary markets for other types of securities. Some loans have few or no trades or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of loans than for other types of securities.

Typically Senior Loans are valued using information provided by an independent third party pricing service. If the pricing service cannot or does not provide a valuation for a particular Senior Loan or such valuation is deemed unreliable, such loan is fair valued. In fair valuing, consideration is given to several factors, which may include, among others, one or more of the following: the fundamental business data relating to the issuer or borrower; an evaluation of the forces which influence the market in which these Senior Loans are purchased and sold; type of holding; financial statements of the borrower; cost at date of purchase; size of holding; credit quality and cash flow of issuer; information as to any transactions in or offers for the holding; price and extent of public trading in similar securities (or equity securities) of the issuer/ borrower, or comparable companies; coupon payments; quality, value and sale-ability of collateral securing the loan; business prospects of the issuer/borrower, including any ability to obtain money or resources from a parent or affiliate; the Investment Manager’s and/or the market’s assessment of the borrower’s management; prospects for the borrower’s industry and multiples (of earnings and/or cash flow) being paid for similar businesses in that industry; borrower’s competitive position within the industry; borrower’s ability to access additional liquidity through public and/or private markets; and other relevant factors. The Fund’s officers, under the general supervision of the Board of Directors, will regularly review procedures used by and valuations provided by, the pricing service for the Series.

Portfolio Transactions

Transactions in portfolio securities shall be effected in such manner as deemed to be in the best interests of the Fund and the Series. In reaching a judgment relative to the qualifications of a broker-dealer (“broker”) to obtain the best execution of a particular transaction, all relevant factors and circumstances will be taken into account by the Investment Manager, including the overall reasonableness of commissions paid to the broker, the firm’s general execution and operational capabilities and its reliability and financial condition. The execution of portfolio transactions may be directed to brokers who furnish investment information or research services to the Investment Manager . Such information and research services include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, the availability of securities or purchasers or sellers of securities, and furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts. Such investment information and research services may be furnished by brokers in many ways, including: (1) on-line data base systems, the equipment for which is provided by the broker, that enable the registrant to have real-time access to market information, including quotations; (2) economic research services, such as publications, chart services and advice from economists concerning macroeconomic information; and (3) analytical investment information concerning particular corporations. If a transaction is directed to a broker supplying such information or services, the transaction charges (i.e. a commission or a charge that is deemed to be the equivalent of a commission) paid for such transaction may be in excess of the transaction charges another broker would have charged for effecting that transaction, provided that the Investment Manager  shall have determined in good faith that the transaction charges are reasonable in relation to the value of the investment information or research services provided, viewed in terms of either that particular transaction or the overall responsibilities of the Investment Manager  with respect to all accounts as to which it exercises investment discretion. The Investment Manager  may use all, none or some of such information and services in providing investment advisory services to the mutual funds under its management, including the Fund.

Portfolio transactions, including options, futures contracts and options on futures transactions and the purchase or sale of underlying securities upon the exercise of options, for the Series may be executed through an affiliate of the Investment Manager to the extent and in the manner permitted by applicable law.

In some cases, the computer and other equipment furnished by the broker may have additional uses that are not related to investment services and research information. In such cases, the Investment Manager must allocate the value of the computer and other equipment into research and non-research categories. Since that portion allocated to research can be paid from Fund brokerage commissions rather than being paid by the Investment Manager, the Investment Manager will have a conflict of interest in making the allocation. The investment services or research information provided to the Investment Manager may be provided by parties other than the broker effecting the portfolio transaction.

In addition, brokerage transactions may be placed with brokers who sell variable contracts offered by SBL or shares of the Series managed by the Investment Manager and who may or may not also provide investment information and research services.

The Investment Manager may enter into agreements with certain brokers, called “Commission Sharing Agreements,” pursuant to which the Investment Manager may place trades on behalf of its clients, including

Series D, with these brokers for negotiated brokerage commission rates. In turn, under the terms of the agreements, the brokers retain a portion of the brokerage commissions to cover the trades’ execution costs and then credit a negotiated portion of the brokerage commissions to accounts used by the brokers to pay other firms for research products or services for the benefit of the Investment Manager and its clients, including Series D.

The Fund may also buy securities from, or sell securities to, dealers acting as principals or market makers. The Investment Manager generally will not obtain investment information or research services in connection with such principal transactions. The Investment Manager, however, may obtain investment information or research services in connection with riskless principal transactions that are reported pursuant to certain FINRA (and NASD) rules that ensure transparency as to security price and transaction charges or in connection with transactions in other markets having regulations that ensure comparable transparency of security prices and charges. In addition, the Investment Manager may obtain investment information or research services in connection with investments in underwritten fixed price offerings consistent with certain FINRA (and NASD) rules.

Securities held by the Series may also be held by other investment advisory clients of the Investment Manager, including other investment companies. In addition, SBL may also hold some of the same securities as the Series. When selecting securities for purchase or sale for the Series, the Investment Manager  may at the same time be purchasing or selling the same securities for one or more of such other accounts.

Subject to the Investment Manager’s obligation to seek best execution, such purchases or sales may be executed simultaneously or “bunched.” It is the policy of the Investment Manager  not to favor one account over the other. Any purchase or sale orders executed simultaneously (which may also include orders from SBL) are allocated at the average price and as nearly as practicable on a pro rata basis (transaction costs will also generally be shared on a pro rata basis) in proportion to the amounts desired to be purchased or sold by each account. In those instances where it is not practical to allocate purchase or sale orders on a pro rata basis, then the allocation will be made on a rotating or other equitable basis.

While it is conceivable that in certain instances this procedure could adversely affect the price or number of shares involved in the Series’ transaction, it is believed that the procedure generally contributes to better overall execution of the Series’ portfolio transactions. With respect to the allocation of initial public offerings (“IPOs”), the Investment Manager  may determine not to purchase such offerings for certain of its clients (including investment company clients) due to the limited number of shares typically available to the Investment Manager  in an IPO.

The following table sets forth the brokerage fees paid by the Fund during the last three fiscal years and certain other information:

Year	Total Brokerage Commissions Paid	Brokerage Commissions Paid to Security Distributors, Inc., the Underwriter	Transactions Directed to and Commissions Paid to Broker-Dealers who also Performed Services
			Transactions	Brokerage Commissions
2010	$[ ]	$[ ]	$[ ]	$[ ]
2009	[ ]	[ ]	[ ]	[ ]
2008	[ ]	[ ]	[ ]	[ ]
OppenheimerFunds, Inc. (OFI) cannot provide a principal amount on soft dollar trades due to their trade allocation policies. Third-party research credits are allocated on a quarterly basis from the pool of total eligible commissions generated. OFI believes that separating the research designation from the execution of a particular trade provides for better trading administration and reduces the appearance and potential for a conflict of interest at the point of execution. OFI acted as a sub-adviser to 50% of the assets of Series D through May 1, 2008.

Distributions and Federal Income Tax Considerations

The following is a summary of certain United States federal income tax consequences relating to the ownership of shares in the Fund by the separate accounts of insurance companies for the purpose of funding variable insurance policies. Unless otherwise stated, this summary deals only with the status of the Series as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and the application of the diversification rules under sections 851(b) and 817(h) of the Code. It does not deal with any other federal, state, local or foreign tax consequences, including the possible effect of leveraged investments or the treatment of hedging devices. It also does not deal with insurance companies that are not domiciled in the United

States. This summary is based on the Code, the United States Treasury regulations thereunder (the “Treasury Regulations”) and administrative and judicial interpretations thereof, as of the date hereof, all of which are subject to change, on a retroactive basis. Any such changes may be applied retroactively in a manner that could cause the tax consequences to vary substantially from the consequences described below, possibly adversely affecting a beneficial owner of the Fund.

The Series intends to qualify annually and to elect to be treated as a regulated investment company under the Code.

To qualify as a regulated investment company, the Series must, among other things: (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, net income derived from an interest in a qualified publicly traded partnership or currencies (“Qualifying Income Test”); (ii) diversify its holdings so that, at the end of each quarter of the taxable year (or within 30 days after such quarter), (a) at least 50% of the market value of the Series’ assets is represented by cash, cash items, U.S. government securities, the securities of other regulated investment companies, and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Series’ total assets or 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or of two or more issuers which the Series controls (as that term is defined in the relevant provisions of the Code) and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or one or more qualified publicly traded partnerships. The Treasury Department (“Treasury”) is authorized to promulgate regulations under which foreign currency gains would constitute qualifying income for purposes of the Qualifying Income Test only if such gains are directly related to investing in securities (or options and futures with respect to securities). To date, no such regulations have been issued.

A series qualifying as a regulated investment company and that distributes at least 90% of the sum of its investment company taxable income (which includes, among other items, dividends, interest, and net short-term capital gains in excess of any net long-term capital losses) and its net tax-exempt interest each taxable year generally will not be subject to U.S. federal income tax on its income and net capital gains (any net long-term capital gains in excess of the net short-term capital losses), if any, that it distributes to shareholders. The Series intends to distribute to its shareholders, at least annually, all or substantially all of its investment company taxable income and any net capital gains.

Generally, regulated investment companies, like the Fund, must distribute amounts on a timely basis in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% excise tax. Generally, to avoid the tax, a regulated investment company must distribute during each calendar year, (i) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (ii) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the 12-month period ending on October 31 of the calendar year, and (iii) all ordinary income and capital gains for previous years that were not distributed or taxed during such years. To avoid application of the excise tax, the Series intends, to the extent necessary, to make its distributions in accordance with the calendar year distribution requirement. A distribution is treated as paid on December 31 of the calendar year if it is declared by the Series in October, November or December of that year to shareholders of record on a date in such a month and paid by the Series during January of the following calendar year. Such distributions are taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. The excise tax provisions described above do not apply to a regulated investment company, like the Series, if all shareholders at all times during the calendar year are segregated asset accounts of life insurance companies, where the shares are held in connection with variable contracts, and certain tax-exempt entities. (For this purpose, any shares of the Series attributable to an investment in the Series not exceeding $250,000 made in connection with the organization of the Series shall not be taken into account.) Accordingly, if this condition regarding the ownership of shares of the Series is met, the excise tax will be inapplicable to that Series.

If the Series were unable to distribute an amount equal to substantially all of its investment company taxable income (as determined for U.S. tax purposes) within applicable time periods, the Series would not qualify for the favorable federal income tax treatment afforded regulated investment companies, or, even if it did so qualify, it might become liable for federal taxes on undistributed income. In addition, the ability of the Series to obtain timely and accurate information relating to its investments is a significant factor in complying with the requirements applicable to regulated investment companies, in making tax-related computations, and in complying with the Code Sections 851(b) and 817(h) diversification requirements. Thus, if the Series were unable to obtain accurate information on a timely basis, it might be unable to qualify as a regulated investment company, its tax computations might be subject to revisions (which could result in the imposition of taxes, interest and penalties), or it might be unable to satisfy the Code 817(h) diversification requirements.

Code Section 817(h) Diversification — To comply with regulations under Section 817(h) of the Code, the Series will be required to diversify its investments so that on the last day of each quarter of a calendar year (or within 30 days after such quarter), no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, securities of a single issuer are treated as one investment and obligations of each U.S. government agency and instrumentality are treated for purposes of Section 817(h) as issued by separate issuers.

Section 817(h) of the Code provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied (as discussed above) and no more than 55% of the value of the account’s total assets is attributable to cash and cash items (including receivables), U.S. government securities and securities of other RICs.

For purposes of these alternative diversification tests, a segregated asset account investing in shares of a regulated investment company will be entitled to “look through” the regulated investment company to its pro rata portion of the regulated investment company’s assets, provided that the shares of such regulated investment company are generally held only by segregated asset accounts of insurance companies.

In the event that the Series fails to meet the requirements of the diversification regulations, any variable contract based on that Series would not be treated as a life insurance or annuity contract for federal income tax purposes. For this purpose, a contract will be based on the Series if amounts received under such contract, or earnings thereon, are allocated to the Series. If a variable contract is no longer treated as a life insurance or annuity contract, the owner of the contract would be subject to current taxation on the income on the contract for taxable years in which such failure occurs, and thereafter. If the contract is a life insurance contract under local law, however, then certain amounts paid as death benefits will be treated as amounts paid under a life insurance contract for federal income tax purposes. If the failure to meet the diversification regulations is shown to be inadvertent, Security Benefit Life Insurance Company (or its affiliated life insurance company) as the insurance company that issued the variable contract, may be permitted to bring the Series into compliance with those rules. In such case, the diversification regulations contemplate the payment of “toll charge” based on the tax that owners of the variable contracts that are based on the “failed” Series would have paid on the income on the contract during the period when the account failed to meet the diversification regulation. Accordingly, compliance with the diversification regulations, as they may be modified from time to time, is important, and will be carefully monitored by the Series. Compliance with the diversification regulations may have the effect of reducing the return of the Series, as the investments and strategies utilized by a portfolio may be different from what the Series’ adviser might otherwise believe to be desirable.

In connection with the issuance of the diversification regulations, the Treasury announced that it would issue future regulations or rulings addressing the circumstances in which a variable contractowner’s control of the investments of a separate account may cause the contractowner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the variable contractowner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contractowner’s gross income. Thus far, the Treasury has issued several pronouncements. These pronouncements, plus any future rules and regulations proscribing investment control, may adversely affect the ability of the Series to operate as described herein. There is, however, no certainty as to what standards, if any, Treasury will ultimately adopt. In the event that unfavorable rules or regulations are adopted, there can be no assurance that the Series will be able to operate as currently described in the Prospectus or that the Series will not have to change its investment objective or objectives, investment policies, or investment restrictions.

Ownership and Management

As of April 1, 2010, Security Benefit Life Insurance Company and First Security Benefit Life Insurance and Annuity Company of New York (which are affiliates of the Investment Manager) might be deemed to control the Fund by virtue of the percentage of the Fund they collectively own as depositor of the separate accounts investing in the Fund.

Capital Stock and Voting

The Fund has authorized the issuance of an indefinite number of shares of capital stock of $1.00 par value. Its shares are currently issued in the following Series: Series A, Series B, Series C, Series D, Series E, Series J, Series N, Series O, Series P, Series Q, Series V, Series X, Series Y and Series Z. The shares of each series represent pro rata beneficial interest in that series’ assets and in the earnings and profits or losses derived from the investment of such assets. Upon issuance and sale, such shares will be fully paid and non-assessable. They are fully transferable and redeemable. These shares have no preemptive rights, but the stockholders of each series are entitled to receive dividends as declared for that series by the Board of Directors of the Fund.

The shares of each series have cumulative voting rights for the election of directors. Within each respective series, each share has equal voting rights with each other share and there are no preferences as to conversion, exchange, retirement or liquidation. On other matters, all shares, (irrespective of series) are entitled to one vote each. Pursuant to the rules and regulations of the Securities and Exchange Commission, in certain instances, a vote of the outstanding shares of the combined series may not modify the rights of holders of a particular series without the approval of a majority of the shares of that series.

Custodians, Transfer Agent and Dividend-Paying Agent

State Street Bank and Trust Company, 225 Franklin, Boston, Massachusetts 02110, acts as custodian for the portfolio securities of Series D, N, P and Z, including those held by foreign banks and foreign securities depositories which qualify as eligible foreign custodians under the rules adopted by the Securities and Exchange Commission and that portion of the assets of Series Z managed by the Investment Manager.

UMB Bank, N.A., 928 Grand Avenue, Kansas City, Missouri 64106, acts as the custodian for the portfolio securities of Series A, B, C, E, J, O, P, Q, V, X and Y.

Rydex Fund Services, LLC, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850, acts as the Fund’s transfer and dividend-paying agent.

Independent Registered Public Accounting Firm

The firm of [name],[address] has been approved by the Fund’s shareholders to serve as the Fund’s independent registered public accounting firm, and as such, the firm will perform the annual audit of the Fund’s financial statements.

Financial Statements

The audited financial statements of the Fund for the fiscal year ended December 31, 2010, which are contained in the December 31, 2010 Annual Report of the Fund, are incorporated herein by reference. Copies of the Annual Report are provided without charge to every person requesting a copy of the Statement of Additional Information.

Index Publisher Information

The Series utilizes the name and methodology of the MSCI EAFE Equal Weighted Index pursuant to a sub-licensing arrangement.

MSCI

THE SERIES IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”).  THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI.

MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY THE SERIES. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE SERIES OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE SERIES PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE SERIES OR THE ISSUER OR OWNERS OF THE SERIES OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE SERIES OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE SERIES TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE SERIES IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE SERIES OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE SERIES.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE SERIES, OWNERS OF THE SERIES, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

No purchaser, seller or holder of this security, product or fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required.  Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

APPENDIX A

Proxy Voting Policies and Procedures

Security Investors, LLC
General Policy

As an investment adviser, the Firm must treat voting rights as to securities held in clients’ portfolios in a manner that is in those clients’ best interests.1

1.	COMPLIANCE PROCEDURES

The Proxy Voting Guidelines, attached as Exhibit A to these Proxy Voting Policies and Procedures, set forth the guidelines that the Firm uses in voting specific proposals. However, the vote entered on a client's behalf with respect to a particular proposal may differ from the Proxy Voting Guidelines if it is determined to be in the best interest of the client. If a proposal is voted in a manner different than set forth in the Proxy Voting Guidelines, the reasons therefor shall be documented in writing. The manner in which specific proposals are to be voted, may differ based on the type of client account. For example, a specific proposal may be considered on a case-by-case basis for socially aware client accounts, while all other accounts may always vote in favor of the proposal.

The Firm has delegated to an independent third party (the "Service Provider"), the responsibility to review proxy proposals and to vote proxies in a manner consistent with the Proxy Voting Guidelines. The Service Provider notifies the Firm of all proxy proposals that do not fall within the Proxy Voting Guidelines (i.e. proposals which are either not addressed in the Proxy Voting Guidelines or proposals for which the Firm has indicated that a decision will be made on a case-by-case basis).

Proposals which are either not addressed in the Proxy Voting Guidelines, or which are indicated to be voted case-by-case, are sent by the Service Provider to the Firm's compliance officer. If the compliance officer determines that there is no material conflict of interest, the proposal is forwarded to the applicable portfolio manager and is voted in accordance with his or her recommendation.2 Proposals where it is determined that the Firm does have a material conflict of interest are handled as described in Section 2.

2.	MATERIAL CONFLICT OF INTEREST IDENTIFICATION AND RESOLUTION

The Firm may occasionally be subject to conflicts of interest in the voting of proxies due to business or personal relationships it maintains with persons having an interest in the outcome of certain votes. For example, the Firm may provide investment management services to accounts owned or controlled by companies whose management is soliciting proxies. The Firm or its affiliates may also occasionally have business or personal relationships with other proponents of proxy proposals, participants in proxy contests, corporate directors or candidates for directorships. Determination of whether there is a material conflict of interest between the Firm and a client due to (a) the provision of services or products by the Firm or a Firm affiliate to the company on whose behalf proxies are being solicited, (b) personal relationships that may exist between personnel of the Firm or its affiliates and proponents of a proxy issue or (c) any other matter or thing, shall be made by the Firm’s compliance officer. The compliance officer may consult with the Law Department regarding any potential conflict of interest.

If a material conflict of interest is determined to exist, it may be resolved in any of the following ways:

(a)	Following the vote recommendation of an independent fiduciary appointed for that purpose.

(b)	Voting pursuant to client direction.3

1	Note: only separate account clients and the Funds – and not investors in those Funds – are considered the Firm’s clients.

2	Any activity or function assigned to the Firm’s compliance officer under these procedures may be performed by one or more associates reporting to the compliance officer.

3	With respect to an investment company client, the direction of the Fund's Board, or a committee thereof, will be deemed to be "client direction."

(c)	Abstaining.

(d)	Disclosing the conflict to the client and obtaining their consent prior to voting.4

(e)	Voting according to a pre-determined policy as set forth in the Proxy Voting Guidelines.

The method selected by the Firm to resolve the conflict may vary from one instance to another depending upon the facts and circumstances of the situation, but in each case, consistent with its duty of loyalty and care.

3.	RESPONSIBILITY AND OVERSIGHT

It is the responsibility of the Firm's compliance officer to monitor the proxy voting process. The compliance officer may designate an employee to carry out the day-to-day functions of tracking compliance with these Proxy Voting Policies and Procedures.

Proxy materials from an issuer or its information agent are forwarded to registered owners of record, typically the client's custodian bank. If a client has delegated voting discretion to the Firm, the client must instruct its custodian bank to deliver all relevant voting material to the Firm.

4.	UNDUE INFLUENCE

If at any time any person involved in the Firm's proxy voting process is pressured or lobbied either by the Firm’s personnel or affiliates or third parties with respect to a particular proposal, he or she should provide information regarding such activity to the Firm’s compliance officer, or in his or her absence, to the Law Department. A determination will then be made regarding this information, keeping in mind the Firm's duty of loyalty and care to its clients.

5.	RECORDKEEPING AND DISCLOSURE

The Firm will maintain the following records relating to proxy votes cast under these policies and procedures:

(a)	A copy of these policies and procedures.

(b)	A copy of each proxy statement the Firm receives regarding client securities.

(c)	A record of each vote cast by the Firm on behalf of a client.

(d)	A copy of any document created by the Firm’s personnel that was material to making a decision how to vote proxies on behalf of a client or that memorialized the basis for that decision.

(e)
A copy of each written client request for information on how the Firm voted proxies on behalf of the client, and a copy of any written response by the Firm to any client request (regardless of whether such client request was written or oral) for information on how the Firm voted proxies on behalf of the requesting client.

The foregoing records will be retained for such period of time as is required to comply with applicable laws and regulations. The Firm may rely on one or more third parties to make and retain the records referred to in items (b) and (c) above.

The Firm provides clients with a copy of its Proxy Voting Policies and Procedures, including the Proxy Voting Guidelines, upon written request. The Firm will make specific client information relating to proxy voting available to a client upon written request.

6.	SPECIAL SITUATIONS

In certain situations, the Firm may be unable to vote or may determine not to vote a proxy on behalf of one or more clients. While not exhaustive, the following list of considerations highlights some potential instances in which a proxy vote might not be entered.

4	With respect to an investment company client, it will be sufficient to disclose the conflict to the Fund's Board, or a committee thereof, and to obtain the consent of such Board or committee.

Securities Lending. Various accounts over which the Firm has proxy voting discretion participate in securities lending programs. Because title to loaned securities passes to the borrower, the Firm will be unable to vote any security that is out on loan to a borrower on a proxy record date. Efforts to recall loaned securities are not always effective. However, the Firm reserves the right to instruct the lending agent to terminate a loan in situations where the matter to be voted upon is deemed to be material to the investment and the benefits of voting the security are deemed to outweigh the costs of terminating the loan.

Share Blocking. In certain countries the exercise of voting rights could restrict the ability of an account's portfolio manager to freely trade the security in question ("share blocking"). The portfolio manager retains the final authority to determine whether to block the shares in the client's account or to forego voting the shares.

Lack of adequate information, untimely receipt of proxy or excessive costs. The Firm may be unable to enter an informed vote in certain circumstances due to the lack of information provided in the proxy statement or by the issuer or other resolution sponsor, and may abstain from voting in those instances. Proxy materials not delivered in a timely manner may prevent analysis or entry of a vote by voting deadlines. The Firm’s practice is to abstain from voting a proxy in circumstances where, in its judgment, the costs exceed the expected benefits to the client.

SBL FUND
PART C.  OTHER INFORMATION

Item 28.                 Exhibits

(a)		Articles of Incorporation(3)
(b)		Corporate Bylaws of Registrant(5)
(c)		Not applicable
(d)	(1)	Investment Advisory Contract – To be filed by amendment
	(2)	Sub-Advisory Contract – T. Rowe Price (Series N)(1)
	(3)	Sub-Advisory Contract – Mainstream (Series Z)(6)
(e)	(1)	Distribution Agreement with Rydex Distributors, LLC – To be filed by amendment
	(2)	Distribution Agreement with Security Distributors, Inc.(1)
(f)		Not applicable
(g)	(1)	Custodian Agreement – UMB Bank, n.a.(7)
	(2)	Custodian Agreement – State Street Bank and Trust Company(4)
(h)	(1)	Expense Limitation/Fee Waiver Agreement(10)
	(2)	Fund Accounting and Administration Agreement(2)
	(3)	Transfer Agency Agreement(3)
(i)		Legal Opinion- Filed by amendment
(j)		Consent of Independent Registered Public Accounting Firm – Filed by amendment
(k)		Not applicable
(l)		Not applicable
(m)		Not applicable
(n)		Not applicable
(o)		Reserved
(p)		Code of Ethics
	(1)	SBL Fund, Security Investors, LLC, Security Distributors, Inc. and Rydex Distributors, LLC.(8)
	(2)	Sub-Adviser Code of Ethics – T. Rowe(9)
	(3)	Sub-Adviser Code of Ethics – Mainstream(7)
(q)		Powers of Attorney(7)

(1)	Incorporated herein by reference to the Exhibits filed with the Registrant’s Post-Effective Amendment to Registration Statement No. 45 (filed February 14, 2003).

(2)	Incorporated herein by reference to the Exhibits filed with the Registrant’s Post-Effective Amendment 1 to Registration Statement No. 51 (filed April 28, 2006).

(3)	Incorporated herein by reference to the Exhibits filed with the Registrant’s Post-Effective Amendment to Registration Statement No. 52 (filed April 27, 2007).

(4)	Incorporated herein by reference to the Exhibits filed with Security Equity Fund’s Post-Effective Amendment to Registration Statement 107 (filed July 10, 2008).

(5)	Incorporated herein by reference to the Exhibits filed with the Registrant’s Post-Effective Amendment to Registration Statement No. 53 (filed April 30, 2008).

(6)	Incorporated herein by reference to the Exhibits filed with Security Equity Fund’s Post-Effective Amendment to Registration Statement 109 (filed September 29, 2008).

(7)	Incorporated herein by reference to the Exhibits filed with Security Equity Fund’s Post-Effective Amendment to Registration Statement 112 (filed November 13, 2009).

(8)	Incorporated herein by reference to the Exhibits filed with Security Equity Fund’s Post-Effective Amendment to Registration Statement 113 (filed January 29, 2010).

(9)	Incorporated herein by reference to the Exhibits filed with the Registrant’s Post-Effective Amendment to Registration Statement No. 57 (filed February 12, 2010).

(10)	Incorporated herein by reference to the Exhibits filed with Security Equity Funds Post-Effective Amendment to Registration Statement No. 116 (filed February 28, 2011).

Item 29.                 Persons Controlled by or Under Common Control with Registrant

To the knowledge of the Registrant, neither the Registrant nor any series thereof control other persons, and no other person is under common control with the Registrant or its series.

Item 30.                 Indemnification

A policy of insurance covering Security Investors, LLC, its affiliates, Security Distributors, Inc. and Rydex Distributors, LLC, and all of the registered investment companies advised by Security Investors, LLC insures the Registrant’s directors and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

Paragraph 30 of Registrant’s Bylaws, dated February 3, 1995, provides in relevant part as follows:

30.
Indemnification and Liability of Directors and Officers.  Each person who is or was a Director or officer of the Corporation or is or was serving at the request of the Corporation as a Director or officer of another corporation (including the heirs, executors, administrators and estate of such person) shall be indemnified by the Corporation as of right to the full extent permitted or authorized by the laws of the State of Kansas, as now in effect and as hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost and expense (including attorneys’ fees) asserted or threatened against and incurred by such person in his/her capacity as or arising out of his/her status as a Director or officer of the Corporation or, if serving at the request of the Corporation, as a Director or officer of another corporation.  The indemnification provided by this bylaw provision shall not be exclusive of any other rights to which those indemnified may be entitled under the Articles of Incorporation, under any other bylaw or under any agreement, vote of stockholders or disinterested directors or otherwise, and shall not limit in any way any right which the Corporation may have to make different or further indemnification with respect to the same or different persons or classes of persons.

No person shall be liable to the Corporation for any loss, damage, liability or expense suffered by it on account of any action taken or omitted to be taken by him/her as a Director or officer of the Corporation or of any other corporation which he/she serves as a Director or officer at the request of the Corporation, if such person (a) exercised the same degree of care and skill as a prudent man would have exercised under the circumstances in the conduct of his/her own affairs, or (b) took or omitted to take such action in reliance upon advice of counsel for the Corporation, or for such other corporation, or upon statement made or information furnished by Directors, officers, employees or agents of the Corporation, or of such other corporation, which he/she had no reasonable grounds to disbelieve.

In the event any provision of this Section 30 shall be in violation of the Investment Company Act of 1940, as amended or of the rules and regulations promulgated thereunder, such provisions shall be void to the extent of such violations.

On March 25, 1988, the shareholders approved the Board of Directors’ recommendation that the Articles of Incorporation be amended by adopting the following Article Fifteen:

“A director shall not be personally liable to the corporation or to its stockholders for monetary damages for breach of fiduciary duty as a director, provided that this sentence shall not eliminate nor limit the liability of a director:

A.	for any breach of his or her duty of loyalty to the corporation or to its stockholders;
B.	for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law;
C.	for any unlawful dividend, stock purchase or redemption under the provisions of Kansas Statutes Annotated (K.S.A.) 17-6424 and amendments thereto; or
D.	for any transaction from which the director derived an improper personal benefit.”

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.                 Business or Other Connections of Investment Adviser

The Investment Adviser, Security Investors, LLC (“SI”), is engaged in the provision of investment advisory and management services to mutual funds and private accounts.  Information as to the managing director and officers of SI, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by them in the last two years, is set forth below.

Name of Member/Director/Officer	Other Business, Profession, Vocation or Employment of Substantial Nature Within Last Two Fiscal Years
Richard Goldman Chief Executive Officer, President and Member Representative
Current:
Chief Executive Officer: Security Benefit Asset Management Holdings, LLC;
Senior Vice President: Security Benefit Corporation;
President, Chairman, and Director: SBL Fund; Security Equity Fund; Security Large Cap Value Fund; Security Mid Cap Growth Fund; and Security Income Fund
One Security Benefit Place
Topeka, KS 66636

Manager: Rydex Fund Services, LLC;
CEO and Manager: Rydex Holdings, LLC;
Manager, CEO, and President: Rydex Distributors LLC;
President and Trustee: Rydex Series Funds; Rydex ETF Trust; Rydex Dynamic Funds; and Rydex Variable Trust
805 King Farm Blvd., Ste 600
Rockville, MD 20850

Historical:
Director: Security Distributors, Inc.
One Security Benefit Place
Topeka, KS 66636-0001

President: Security Global Investors, LLC
801 Montgomery Street, 2nd Floor
San Francisco, CA 94133
CEO and Director: Rydex Advisors, LLC and Rydex Advisors II, LLC
805 King Farm Blvd., Ste 600
Rockville, MD 20850
Chief Executive Officer: Rydex Advisory Services, LLC
805 King Farm Blvd., Ste 600
Rockville, MD 20850
Director: Rydex Financial Services, Inc.
805 King Farm Blvd., Ste 600
Rockville, MD 20850

Director: First Security Benefit Life Insurance and Annuity Company of New York

Name of Member/Director/Officer	Other Business, Profession, Vocation or Employment of Substantial Nature Within Last Two Fiscal Years
800 Westchester Avenue, Suite 641 N. Rye Brook, NY 10573
Joanna Haigney Senior Vice President and Chief Compliance Officer
Current:
Chief Compliance Officer and Secretary: Rydex Series Funds; Rydex ETF Trust; Rydex Dynamic Funds; and Rydex Variable Trust
Vice President: Rydex Holdings, LLC
805 King Farm Blvd., Ste 600
Rockville, MD 20850

Vice President: Security Benefit Asset Management Holdings, LLC;
One Security Benefit Place
Topeka, KS 66636

Historical:
Vice President: Security Global Investors, LLC
801 Montgomery Street, 2nd Floor
San Francisco, CA 94133

Senior Vice President and Chief Compliance Officer: Rydex Advisory Services, LLC; Rydex Advisors, LLC; and Rydex Advisors II, LLC
805 King Farm Blvd., Ste 600
Rockville, MD 20850

Nick Bonos Senior Vice President
Current:
Chief Executive Officer and Manager: Rydex Specialized Products, LLC;
Chief Executive Officer and President: Rydex Fund Services, LLC;
Vice President: Rydex Holdings, LLC;
Vice President and Treasurer: Rydex Series Funds; Rydex ETF Trust; Rydex Dynamic Funds; and Rydex Variable Trust
805 King Farm Blvd., Ste 600
Rockville, MD 20850

Vice President: Security Benefit Asset Management Holdings, LLC
One Security Benefit Place
Topeka, KS 66636

Historical:
Senior Vice President: Security Global Investors, LLC
801 Montgomery Street, 2nd Floor
San Francisco, CA 94133

Senior Vice President: Rydex Advisors, LLC and Rydex Advisors II, LLC
805 King Farm Blvd., Ste 600
Rockville, MD 20850

Michael P. Byrum Senior Vice President
Current:
President and Chief Investment Officer: Rydex Holdings, LLC;
Vice President: Rydex Series Funds; Rydex Dynamic Funds; Rydex Variable Trust; and Rydex ETF Trust;
Chairman and Director: Advisor Research Center, Inc.;
Manager: Rydex Specialized Products, LLC;
805 King Farm Blvd., Ste 600
Rockville, MD 20850

President: Security Benefit Asset Management Holdings, LLC

Name of Member/Director/Officer	Other Business, Profession, Vocation or Employment of Substantial Nature Within Last Two Fiscal Years

One Security Benefit Place
Topeka, KS 66636

Historical:
Senior Vice President: Security Global Investors, LLC
801 Montgomery Street, 2nd Floor
San Francisco, CA 94133

Chief Investment Officer and President: Rydex Advisors, LLC; and Rydex Advisors II, LLC;
Secretary and Director: Rydex Fund Services, LLC
805 King Farm Blvd., Ste 600
Rockville, MD 20850

Keith Fletcher Senior Vice President
Current:
Senior Vice President: Rydex Holdings, LLC
805 King Farm Blvd., Ste 600
Rockville, MD 20850

Vice President and Director: Advisor Research Center, Inc.;
Vice President: Rydex Distributors, LLC; Rydex Specialized Products, LLC; Rydex Fund Services, LLC; Rydex Series Funds; Rydex ETF Trust; Rydex Dynamic Funds; and Rydex Variable Trust
805 King Farm Blvd., Ste 600
Rockville, MD 20850

Senior Vice President: Security Benefit Asset Management Holdings, LLC; Vice President: SBL Fund; Security Equity Fund; Security Large Cap Value Fund; Security Mid Cap Growth Fund; and Security Income Fund
One Security Benefit Place
Topeka, KS 66636

Historical:
Senior Vice President: Security Global Investors, LLC
801 Montgomery Street, 2nd Floor
San Francisco, CA 94133

Senior Vice President: Rydex Advisors, LLC and Rydex Advisors II, LLC
805 King Farm Blvd., Ste 600
Rockville, MD 20850

John Linnehan Senior Vice President and Chief Financial Officer
Current:
Senior Vice President and Chief Financial Officer: Rydex Holdings, LLC
805 King Farm Blvd., Ste 600
Rockville, MD 20850

Senior Vice President and Chief Financial Officer: Security Benefit Asset Management Holdings, LLC
One Security Benefit Place
Topeka, KS 66636

Historical:
Senior Vice President: Security Global Investors, LLC
801 Montgomery Street, 2nd Floor
San Francisco, CA 94133

Name of Member/Director/Officer	Other Business, Profession, Vocation or Employment of Substantial Nature Within Last Two Fiscal Years
Senior Vice President and Chief Financial Officer: Rydex Advisors, LLC and Rydex Advisors II, LLC 805 King Farm Blvd., Ste 600 Rockville, MD 20850

Marc Zeitoun Senior Vice President
Current:
Senior Vice President: Rydex Holdings, LLC

805 King Farm Blvd., Ste 600
Rockville, MD 20850

Senior Vice President: Security Benefit Asset Management Holdings, LLC
One Security Benefit Place
Topeka, KS 66636

Historical:
Senior Vice President: Security Global Investors, LLC
801 Montgomery Street, 2nd Floor
San Francisco, CA 94133

Senior Vice President: Rydex Advisors, LLC and Rydex Advisors II, LLC;
Director, Rydex Distributors, LLC
805 King Farm Blvd., Ste 600
Rockville, MD 20850

John Frye Treasurer
Current:
Senior Vice President, Chief Financial Officer, and Treasurer: Security Benefit Corporation;
Senior Vice President, Chief Financial Officer, Chief Investment Officer, Treasurer and Director: Security Benefit Life Insurance Company;
Treasurer:  Security Financial Resources, Inc;
Senior Vice President, Director and Treasurer: se2, Inc.;
Senior Vice President and Treasurer: Security Benefit Asset Management Holdings, LLC
One Security Benefit Place
Topeka, KS 66636

Director, Vice President, Chief Financial Officer, Chief Investment Officer and Treasurer: First Security Benefit Life Insurance and Annuity Company of New York
800 Westchester Avenue, Suite 641 N.
Rye Brook, NY 10573

Treasurer: Rydex Holdings, LLC,; Rydex Specialized Products, LLC; Rydex Fund Services, Inc.; Advisor Research Center, Inc.,
805 King Farm Blvd., Ste 600
Rockville, MD 20850

Historical:
Treasurer: Security Global Investors, LLC
801 Montgomery Street, 2nd Floor
San Francisco, CA 94133

Treasurer: Rydex Advisors, LLC; Rydex Advisors II, LLC.; and Rydex Advisory Services, LLC

Name of Member/Director/Officer	Other Business, Profession, Vocation or Employment of Substantial Nature Within Last Two Fiscal Years
Advisory Services, LLC 805 King Farm Blvd., Ste 600 Rockville, MD 20850

Lisa Young Assistant Treasurer
Current:
Assistant Treasurer: Security Benefit Life Insurance Company; Security Benefit Asset Management Holdings, LLC; se2, Inc.; and Security Financial Resources, Inc.;
Second Vice President and Assistant Treasurer: Security Benefit Corporation
One Security Benefit Place
Topeka, KS 66636

Assistant Treasurer: Rydex Holdings, LLC; Rydex Specialized Products, LLC; Rydex Fund Services, LLC; and Advisor Research Center, Inc.
805 King Farm Blvd., Ste 600
Rockville, MD 20850

Assistant Treasurer;  First Security Benefit Life Insurance and Annuity Company of New York
800 Westchester Avenue, Suite 641 N.
Rye Brook, NY 10573

Historical:
Assistant Treasurer: Security Global Investors, LLC
801 Montgomery Street, 2nd Floor
San Francisco, CA 94133

Assistant Treasurer: Rydex Advisors, LLC and Rydex Advisors II, LLC
805 King Farm Blvd., Ste 600
Rockville, MD 20850

Amy Lee Senior Vice President and Secretary
Current:
Secretary and Chief Compliance Officer: Security Distributors, Inc.;
Vice President, Associate General Counsel and Assistant Secretary: Security Benefit Life Insurance Company and Security Benefit Corporation;
Vice President and Secretary: Security Benefit Asset Management Holdings, LLC; Security Equity Fund; Security Large Cap Value Fund; Security Mid Cap Growth Fund; Security Income Fund; and SBL Fund
One Security Benefit Place
Topeka, KS 66636

Associate General Counsel: First Security Benefit Life Insurance and Annuity Company of New York
800 Westchester Avenue, Suite 641 N.
Rye Brook, NY 10573

Secretary: Rydex Distributors, LLC; Rydex Fund Services, LLC; and Rydex Specialized Products, LLC;
Vice President and Secretary: Rydex Holdings, LLC;
Vice President and Assistant Secretary: Rydex Series Funds; Rydex ETF Trust; Rydex Dynamic Funds; Rydex Variable Trust; President and Secretary: Advisor Research Center, Inc.
805 King Farm Blvd., Ste 600
Rockville, MD 20850

Name of Member/Director/Officer	Other Business, Profession, Vocation or Employment of Substantial Nature Within Last Two Fiscal Years

Historical:
Secretary: Security Global Investors, LLC
800 Montgomery Street, 2nd Floor
San Francisco, CA 94133

Secretary: Security Financial Resources, Inc.
One Security Benefit Place
Topeka, KS 66636

Vice President and Secretary: Rydex Advisory Services, LLC
805 King Farm Blvd., Ste 600
Rockville, MD 20850

Joe Arruda Vice President
Current:
Chief Financial Officer and Manager: Rydex Specialized Products, LLC;
Assistant Treasurer: Rydex Series Funds; Rydex Dynamic Funds; Rydex ETF Trust; and Rydex Variable Trust
805 King Farm Blvd., Ste 600
Rockville, MD 20850

Historical:
Vice President: Security Global Investors, LLC
801 Montgomery Street, 2nd Floor
San Francisco, CA 94133

Vice President: Rydex Advisors, LLC and Rydex Advisors II, LLC
805 King Farm Blvd., Ste 600
Rockville, MD 20850

Francois Coeytaux Associate Chief Compliance Officer
Current:
Historical:
Associate Chief Compliance Officer: Security Global Investors, LLC
801 Montgomery Street, 2nd Floor
San Francisco, CA 94133

Associate Chief Compliance Officer: Rydex Advisors, LLC and Rydex Advisors II, LLC
805 King Farm Blvd., Ste 600
Rockville, MD 20850

Amanda J. Kiefer Assistant Secretary
Current:
Assistant Secretary: Rydex Holdings, LLC; Rydex Specialized Products, LLC; Rydex Fund Services, LLC; and Advisor Research Center, Inc.
805 King Farm Blvd., Ste 600
Rockville, MD 20850

Assistant Secretary:  Security Benefit Asset Management Holdings, LLC
One Security Benefit Place
Topeka, KS 66636

Historical:
Assistant Secretary: Security Global Investors, LLC
801 Montgomery Street, 2nd Floor
San Francisco, CA 94133

Assistant Secretary: Rydex Advisors, LLC and Rydex Advisors II, LLC

Name of Member/Director/Officer	Other Business, Profession, Vocation or Employment of Substantial Nature Within Last Two Fiscal Years
805 King Farm Blvd., Ste 600 Rockville, MD 20850

Item 32.                 Principal Underwriters

(a)(1)	Security Distributors, Inc. (“SDI”), an affiliate of Security Benefit Life Insurance Company, acts as principal underwriter for:

SBL Variable Annuity Account I
SBL Variable Annuity Account III
SBL Variable Annuity Account IV
Security Varilife Separate Account (Security Elite Benefit)
Security Varilife Separate Account (Security Varilife)
SBL Variable Life Insurance Account (Varilife)
Variable Annuity Account IX
Account XVI
Parkstone Advantage Variable Annuity
Variflex Separate Account (Variflex)
Variflex Separate Account (Variflex ES)
Variable Annuity Account VIII (Variflex Extra Credit)
Variable Annuity Account VIII (Variflex LS)
Variable Annuity Account VIII (Variflex Signature)
Variable Annuity Account XI (Scarborough Advantage Variable Annuity)
SBL Variable Annuity Account XIV (AdvisorDesigns Variable Annuity)
SBL Variable Annuity Account XIV (AEA Variable Annuity)
SBL Variable Annuity Account XIV (AdvanceDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns Variable Annuity)
SBL Variable Annuity Account XIV (NEA Valuebuilder)
SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement Income Director Variable Annuity)
SBL Variable Annuity Account XIV (SecureDesigns Variable Annuity)
SBL Variable Annuity Account XIV (Security Benefit Advisor Variable Annuity)
SBL Variable Annuity Account XVII (Classic Strategies Variable Annuity)
SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)

(a)(2)	SDI acts as distributor for the following variable annuity contracts issued by First Security Benefit Life Insurance and Annuity Company of New York (“FSBL”):
Variable Annuity Account A (AdvisorDesigns Variable Annuity)
Variable Annuity Account A (EliteDesigns Variable Annuity)
Variable Annuity Account B (SecureDesigns Variable Annuity)
Variable Annuity Account B (AdvanceDesigns Variable Annuity)

(a)(3)	SDI acts as principal underwriter for the following Nationwide Life Insurance Company Separate Accounts:

Nationwide Multi Flex Variable Account
Nationwide Variable Account 9

(a)(4)
In addition to serving as co-principal underwriter of SBL Fund, Rydex Distributors, LLC also serves as the principal underwriter for the Security Equity Fund, Security Large Cap Value Fund, Security Mid Cap Growth Fund, Security Income Fund, Rydex Series Funds, Rydex Dynamic Funds, Rydex ETF Trust and Rydex Variable Trust.

(b)(1)	The following information is furnished with respect to the directors and officers of Security Distributors, Inc.

(1) Name and Principal Business Address*	(2) Position and Offices with Underwriter	(3) Position and Offices with Registrant
Mark J. Carr	President and Director	None
James R. Schmank	Vice President and Director	None
Amy J. Lee	Chief Compliance Officer and Secretary	Vice President and Secretary
Richard J. Wells	Director	None
Julie Jacques	Treasurer and FinOP	None
Christopher D. Swickard	Assistant Secretary	None
Carmen R. Hill	Assistant Vice President	None
*The principal business address is One Security Benefit Place, Topeka, Kansas 66636-0001.

(b)(2) The following information is furnished with respect to the directors and officers of Rydex Distributors, LLC.

(1) Name and Principal Business Address	(2) Position and Offices with Underwriter	(3) Position and Offices with Registrant
Richard M. Goldman Six Landmark Square Stamford, CT 06901	President, CEO and Manager	President, Chairman, and Director
Julie Jacques One Security Benefit Place Topeka, KS 66636	Treasurer and FinOP	None
Amy J. Lee One Security Benefit Place Topeka, KS 66636	Secretary	Vice President and Secretary
Elisabeth A. Miller 806 King Farm Blvd., Suite 600 Rockville, MD 20850	Chief Compliance Officer	None
Keith A. Fletcher 152 Madison Ave, Ste 906 New York, NY 10016	Vice President	Vice President
Kevin M. McGovern 806 King Farm Blvd., Suite 600 Rockville, MD 20850	Vice President	None

(c)         Not applicable.

Item 33.                 Location of Accounts and Records

Certain accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by Security Investors, LLC, One Security Benefit Place, Topeka, Kansas 66636-0001, 805 King Farm Blvd., Suite 600, Rockville, MD  20850, 9401 Indian Creek Parkway, 40 Corporate Woods, Suite 850, overland Park, KS  66210, 40 East 52nd Street, 16th Floor, New York, NY  10022, and 94 N. Broadway, Irvington, NY  10533; Mainstream Investment Advisers, LLC, 101 West Spring Street, Fourth Floor, New Albany, Indiana 47150; Lexington Management Corporation, Park 80 West, Plaza Two, Saddle Brook, New Jersey 07663; T. Rowe Price Associates, Inc., 100 East Pratt Street, Baltimore, Maryland 21202; Meridian Investment Management Corporation, 12835 Arapahoe Road, Tower II, 7th Floor, Englewood, Colorado 80112; Strong Capital Management, Inc., 100 Heritage Reserve, Menomonee Falls, Wisconsin 53051; Templeton/Franklin Investment Services, Inc., 777 Mariners Island Boulevard, San Mateo, California 94404; Alliance Capital Management, L.P., 1345 Avenue of the Americas, New York, New York 10105; Oppenheimer Management Corporation, 498 Seventh Avenue, New York, New York 10018; Wellington Management Company, LLP, 75 State Street, Boston, Massachusetts 02109; Northern Trust Investments, N.A., 50 La Salle Street, Chicago, Illinois 60603; RS Investment Management, L.P., 388 Market Street, San Francisco, California, 94111, Templeton Investment Counsel, LLC, 500 East Broward Boulevard, Ft. Lauderdale, Florida, 33394, and The Dreyfus Corporation, 200 Park Avenue, New York, New York, 10166.  Records relating to the duties of the Registrant’s custodian are maintained by UMB, n.a., 928 Grand Avenue, Kansas City, Missouri 64106, Chase Manhattan Bank, 4 Chase MetroTech Center, 18th Floor, Brooklyn, New York 11245, Banc of America Securities, LLC, 9 West 57th Street, New York, New York 10019 and State Street Bank & Trust Company, 225 Franklin, Boston, Massachusetts 02110.

Item 34.                 Management Services

Not applicable.

Item 35.                 Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“1933 Act”), and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment to its Registration Statement under rule 485(a) of the 1933 Act and has duly caused this Post-Effective Amendment No. 59 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Topeka, and Stateof Kansas on the 28th day of February 2011.

SBL FUND (the Registrant)
By:	RICHARD M. GOLDMAN
Richard M. Goldman, President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities indicated and on the 28th day of February 2011.

Jerry B. Farley Director Donald A. Chubb, Jr. Director Penny A. Lumpkin Director Harry W. Craig, Jr. Director Maynard Oliverius Director		SBL FUND
	By:	AMY J. LEE
Amy J. Lee, as Attorney-In-Fact for the Officers and Directors Whose Names Appear Opposite
	By:	NICOLAUS BONOS
Nicolaus Bonos, Treasurer (principal financial officer and principal accounting officer)
	By:	RICHARD M. GOLDMAN
Richard M. Goldman, President, Director and Chairman of the Board

Exhibit Index

None